UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNYX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 43	0.41% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average
expense ratio of the underlying funds in which it invests (0.34%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were
among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	10.54%	4.61%	6.39%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional In
for
ma
tion
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLYX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 80	0.76% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.14%, as compared to its broad-based securities
market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the
period
was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	10.14%	4.24%	6.01%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability
of
Additional
In
formation
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXLZX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a perce ntag e of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 91	0.86% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 9.92%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Service Class/MXLZX)	9.92%	4.13%	5.91%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of
Ad
ditio
nal
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAKX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 46	0.44% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests
(0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.14%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	11.14%	4.91%	6.71%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns wo
uld be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXAGX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 83	0.79% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted
average expense ratio of the underlying funds in which it invests (0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.69%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	10.69%	4.53%	6.34%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the
Fund
.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXAHX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 94	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.59%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Service Class/MXAHX)	10.59%	4.45%	6.24%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay a ttent
ion to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the re porti
ng period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXQBX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 49	0.46% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	12.06%	5.34%	7.35%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXELX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 86	0.81% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.70%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Investor Class/MXELX)	11.70%	4.96%	6.98%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi- Sect or Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period
.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXFLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.57%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Service Class/MXFLX)	11.57%	4.87%	6.88%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAYX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 52	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.30%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	13.30%	6.00%	8.04%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce exp
ense
s, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXATX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 89	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.97%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Investor Class/MXATX)	12.97%	5.63%	7.66%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Househ
ol
ding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXAUX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 100	0.94% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.80%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Service Class/MXAUX)	12.80%	5.52%	7.57%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at
le
ft or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTBX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 55	0.52% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.63%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	14.63%	6.83%	8.85%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representat
io
n of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXKLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 93	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.35%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	14.35%	6.46%	8.45%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Hol
d
ings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXLLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 103	0.97% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.21%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Service Class/MXLLX)	14.21%	6.35%	8.35%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at
left
or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the
prosp
ectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBGX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 58	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.20%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	16.20%	7.67%	9.53%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the i
nvest
ment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBDX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 95	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.68%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	15.68%	7.28%	9.15%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was
April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXBEX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 106	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.66%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Service Class/MXBEX)	15.66%	7.18%	9.04%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was
April 28, 2016.
Results include the reinvestment of all dividends and capital gains
distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXWEX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 59	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.15%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	17.15%	8.19%	9.86%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability
of
Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXQLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 97	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	16.71%	7.82%	9.47%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION
Material Fund Chang
es
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information.
You
may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXRLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 108	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.52%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Service Class/MXRLX)	16.52%	7.70%	9.36%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at
1-866-831-
7129
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBSX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 61	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those
of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	17.71%	8.41%	10.08%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions
.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBOX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 99	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.26%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	17.26%	8.03%	9.68%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXBQX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 109	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.22%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment
at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Service Class/MXBQX)	17.22%	7.92%	9.59%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.
Results include the reinvestment of all dividends and
capital
gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZHX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 62	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 18.18%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	18.18%	8.42%	9.97%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of
the
Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXWLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 100	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	17.71%	8.05%	9.58%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information.
You
may
also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXXLX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 111	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Service Class/MXXLX)	17.54%	7.93%	9.48%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may
also
request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGUX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 62	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 18.43%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	18.43%	8.39%	9.76%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would
be
lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a
single
copy
of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGNX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 100	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.97%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	17.97%	8.01%	9.37%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy
of
prospectuses,
proxies
, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXGQX | December 31, 2025
This annual shareholder report contains important information about the

Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 111	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the periodS

was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Service Class/MXGQX)	17.82%	7.90%	9.29%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHBX | December 31, 2025
This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	$ 63	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.67%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	19.67%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXHCX | December 31, 2025
This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	$ 101	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	19.54%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXHDX | December 31, 2025
This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Service Class/MXHDX)	$ 105	0.95% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.22%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Service Class/MXHDX)	19.22%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
5,079,214	Empower Bond Index Fund Institutional Class(a)	$ 42,055,896
2,967,332	Empower Core Bond Fund Institutional Class(a)	25,251,991
2,510,238	Empower Global Bond Fund Institutional Class(a)	19,705,371
1,239,280	Empower High Yield Bond Fund Institutional Class(a)	13,062,012
6,587,338	Empower Inflation-Protected Securities Fund Institutional Class(a)	59,681,279
3,026,273	Empower Multi-Sector Bond Fund Institutional Class(a)	25,057,543
2,713,245	Empower Short Duration Bond Fund Institutional Class(a)	26,155,682

TOTAL BOND MUTUAL FUNDS — 46.63% (Cost $222,917,360)		$210,969,774
EQUITY MUTUAL FUNDS
394,175	Empower Emerging Markets Equity Fund Institutional Class(a)	4,785,290
882,727	Empower International Growth Fund Institutional Class(a)	8,368,254
1,375,419	Empower International Index Fund Institutional Class(a)	17,866,689
915,628	Empower International Value Fund Institutional Class(a)	9,440,122
1,031,335	Empower Large Cap Growth Fund Institutional Class(a)	12,592,604
1,974,860	Empower Large Cap Value Fund Institutional Class(a)	13,606,783
1,717,074	Empower Mid Cap Value Fund Institutional Class(a)	14,371,910
1,488,966	Empower Real Estate Index Fund Institutional Class(a)	12,298,863
Shares		Fair Value
Equity Mutual Funds — (continued)
5,776,222	Empower S&P 500® Index Fund Institutional Class(a)	$ 61,112,428
175,038	Empower Small Cap Growth Fund Institutional Class(a)	1,984,935
645,491	Empower Small Cap Value Fund Institutional Class(a)	4,395,793
2,722,341	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,176,132
350,378	Fidelity® Emerging Markets Index Fund Institutional Class	4,793,167
72,776	Janus Henderson Triton Fund Class N	1,985,344

TOTAL EQUITY MUTUAL FUNDS — 39.96% (Cost $162,315,969)		$180,778,314
Account Balance
FIXED INTEREST CONTRACT
60,835,724(b)	Empower of America Contract(a) 1.90%(c)	60,835,724

TOTAL FIXED INTEREST CONTRACT — 13.45% (Cost $60,835,724)		$60,835,724
TOTAL INVESTMENTS — 100.04% (Cost $446,069,053)		$452,583,812
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(170,166)
TOTAL NET ASSETS — 100.00%		$452,413,646

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
6,149,336	Empower Bond Index Fund Institutional Class(a)	$ 50,916,504
3,597,489	Empower Core Bond Fund Institutional Class(a)	30,614,630
2,897,113	Empower Global Bond Fund Institutional Class(a)	22,742,338
1,526,961	Empower High Yield Bond Fund Institutional Class(a)	16,094,173
6,054,004	Empower Inflation-Protected Securities Fund Institutional Class(a)	54,849,273
3,633,518	Empower Multi-Sector Bond Fund Institutional Class(a)	30,085,529
2,614,692	Empower Short Duration Bond Fund Institutional Class(a)	25,205,634

TOTAL BOND MUTUAL FUNDS — 44.64% (Cost $235,420,875)		$230,508,081
EQUITY MUTUAL FUNDS
532,660	Empower Emerging Markets Equity Fund Institutional Class(a)	6,466,495
1,154,926	Empower International Growth Fund Institutional Class(a)	10,948,701
1,799,248	Empower International Index Fund Institutional Class(a)	23,372,236
1,201,123	Empower International Value Fund Institutional Class(a)	12,383,579
1,274,698	Empower Large Cap Growth Fund Institutional Class(a)	15,564,061
2,441,621	Empower Large Cap Value Fund Institutional Class(a)	16,822,767
2,097,648	Empower Mid Cap Value Fund Institutional Class(a)	17,557,313
1,748,929	Empower Real Estate Index Fund Institutional Class(a)	14,446,154
Shares		Fair Value
Equity Mutual Funds — (continued)
7,145,425	Empower S&P 500® Index Fund Institutional Class(a)	$ 75,598,601
240,560	Empower Small Cap Growth Fund Institutional Class(a)	2,727,948
885,356	Empower Small Cap Value Fund Institutional Class(a)	6,029,272
3,339,479	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,163,078
472,755	Fidelity® Emerging Markets Index Fund Institutional Class	6,467,284
100,020	Janus Henderson Triton Fund Class N	2,728,546

TOTAL EQUITY MUTUAL FUNDS — 44.02% (Cost $208,201,046)		$227,276,035
Account Balance
FIXED INTEREST CONTRACT
58,756,614(b)	Empower of America Contract(a) 1.90%(c)	58,756,614

TOTAL FIXED INTEREST CONTRACT — 11.38% (Cost $58,756,614)		$58,756,614
TOTAL INVESTMENTS — 100.04% (Cost $502,378,535)		$516,540,730
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(193,261)
TOTAL NET ASSETS — 100.00%		$516,347,469

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
20,237,566	Empower Bond Index Fund Institutional Class(a)	$ 167,567,048
11,827,576	Empower Core Bond Fund Institutional Class(a)	100,652,673
8,700,111	Empower Global Bond Fund Institutional Class(a)	68,295,873
4,841,196	Empower High Yield Bond Fund Institutional Class(a)	51,026,208
12,445,563	Empower Inflation-Protected Securities Fund Institutional Class(a)	112,756,798
11,694,344	Empower Multi-Sector Bond Fund Institutional Class(a)	96,829,169
6,535,153	Empower Short Duration Bond Fund Institutional Class(a)	62,998,870

TOTAL BOND MUTUAL FUNDS — 40.04% (Cost $678,608,310)		$660,126,639
EQUITY MUTUAL FUNDS
2,131,474	Empower Emerging Markets Equity Fund Institutional Class(a)	25,876,090
4,471,311	Empower International Growth Fund Institutional Class(a)	42,388,026
6,958,357	Empower International Index Fund Institutional Class(a)	90,389,057
4,637,939	Empower International Value Fund Institutional Class(a)	47,817,156
4,652,140	Empower Large Cap Growth Fund Institutional Class(a)	56,802,630
8,921,142	Empower Large Cap Value Fund Institutional Class(a)	61,466,670
7,598,561	Empower Mid Cap Value Fund Institutional Class(a)	63,599,955
5,740,420	Empower Real Estate Index Fund Institutional Class(a)	47,415,869
Shares		Fair Value
Equity Mutual Funds — (continued)
26,077,086	Empower S&P 500® Index Fund Institutional Class(a)	$ 275,895,571
970,274	Empower Small Cap Growth Fund Institutional Class(a)	11,002,907
3,584,928	Empower Small Cap Value Fund Institutional Class(a)	24,413,356
12,076,313	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	58,449,356
1,892,376	Fidelity® Emerging Markets Index Fund Institutional Class	25,887,706
403,434	Janus Henderson Triton Fund Class N	11,005,665

TOTAL EQUITY MUTUAL FUNDS — 51.09% (Cost $772,817,909)		$842,410,014
Account Balance
FIXED INTEREST CONTRACT
146,911,370(b)	Empower of America Contract(a) 1.90%(c)	146,911,370

TOTAL FIXED INTEREST CONTRACT — 8.91% (Cost $146,911,370)		$146,911,370
TOTAL INVESTMENTS — 100.04% (Cost $1,598,337,589)		$1,649,448,023
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(630,758)
TOTAL NET ASSETS — 100.00%		$1,648,817,265

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
14,528,642	Empower Bond Index Fund Institutional Class(a)	$ 120,297,157
8,502,488	Empower Core Bond Fund Institutional Class(a)	72,356,169
5,687,363	Empower Global Bond Fund Institutional Class(a)	44,645,803
3,299,164	Empower High Yield Bond Fund Institutional Class(a)	34,773,184
4,880,509	Empower Inflation-Protected Securities Fund Institutional Class(a)	44,217,415
8,213,443	Empower Multi-Sector Bond Fund Institutional Class(a)	68,007,308
3,375,885	Empower Short Duration Bond Fund Institutional Class(a)	32,543,534

TOTAL BOND MUTUAL FUNDS — 33.72% (Cost $419,915,573)		$416,840,570
EQUITY MUTUAL FUNDS
2,035,439	Empower Emerging Markets Equity Fund Institutional Class(a)	24,710,235
4,109,729	Empower International Growth Fund Institutional Class(a)	38,960,231
6,385,778	Empower International Index Fund Institutional Class(a)	82,951,254
4,271,845	Empower International Value Fund Institutional Class(a)	44,042,720
4,046,402	Empower Large Cap Growth Fund Institutional Class(a)	49,406,573
7,748,111	Empower Large Cap Value Fund Institutional Class(a)	53,384,483
6,530,131	Empower Mid Cap Value Fund Institutional Class(a)	54,657,197
4,436,297	Empower Real Estate Index Fund Institutional Class(a)	36,643,811
Shares		Fair Value
Equity Mutual Funds — (continued)
22,677,034	Empower S&P 500® Index Fund Institutional Class(a)	$ 239,923,020
922,360	Empower Small Cap Growth Fund Institutional Class(a)	10,459,566
3,398,464	Empower Small Cap Value Fund Institutional Class(a)	23,143,538
10,418,469	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,425,390
1,802,397	Fidelity® Emerging Markets Index Fund Institutional Class	24,656,789
383,518	Janus Henderson Triton Fund Class N	10,462,361

TOTAL EQUITY MUTUAL FUNDS — 60.17% (Cost $693,539,579)		$743,827,168
Account Balance
FIXED INTEREST CONTRACT
75,985,752(b)	Empower of America Contract(a) 1.90%(c)	75,985,752

TOTAL FIXED INTEREST CONTRACT — 6.15% (Cost $75,985,752)		$75,985,752
TOTAL INVESTMENTS — 100.04% (Cost $1,189,440,904)		$1,236,653,490
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(470,877)
TOTAL NET ASSETS — 100.00%		$1,236,182,613

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
17,842,211	Empower Bond Index Fund Institutional Class(a)	$ 147,733,510
10,417,777	Empower Core Bond Fund Institutional Class(a)	88,655,280
6,705,071	Empower Global Bond Fund Institutional Class(a)	52,634,806
4,023,077	Empower High Yield Bond Fund Institutional Class(a)	42,403,236
3,006,851	Empower Inflation-Protected Securities Fund Institutional Class(a)	27,242,067
10,014,516	Empower Multi-Sector Bond Fund Institutional Class(a)	82,920,188
3,227,438	Empower Short Duration Bond Fund Institutional Class(a)	31,112,505

TOTAL BOND MUTUAL FUNDS — 24.96% (Cost $480,959,198)		$472,701,592
EQUITY MUTUAL FUNDS
3,960,775	Empower Emerging Markets Equity Fund Institutional Class(a)	48,083,805
7,728,667	Empower International Growth Fund Institutional Class(a)	73,267,764
12,059,700	Empower International Index Fund Institutional Class(a)	156,655,510
8,049,043	Empower International Value Fund Institutional Class(a)	82,985,633
7,219,843	Empower Large Cap Growth Fund Institutional Class(a)	88,154,280
13,838,183	Empower Large Cap Value Fund Institutional Class(a)	95,345,083
11,552,897	Empower Mid Cap Value Fund Institutional Class(a)	96,697,751
6,969,120	Empower Real Estate Index Fund Institutional Class(a)	57,564,927
Shares		Fair Value
Equity Mutual Funds — (continued)
40,445,986	Empower S&P 500® Index Fund Institutional Class(a)	$ 427,918,533
1,792,911	Empower Small Cap Growth Fund Institutional Class(a)	20,331,612
6,586,209	Empower Small Cap Value Fund Institutional Class(a)	44,852,083
18,380,636	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	88,962,280
3,518,324	Fidelity® Emerging Markets Index Fund Institutional Class	48,130,672
745,484	Janus Henderson Triton Fund Class N	20,336,803

TOTAL EQUITY MUTUAL FUNDS — 71.25% (Cost $1,234,912,559)		$1,349,286,736
Account Balance
FIXED INTEREST CONTRACT
72,526,071(b)	Empower of America Contract(a) 1.90%(c)	72,526,071

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $72,526,071)		$72,526,071
TOTAL INVESTMENTS — 100.04% (Cost $1,788,397,828)		$1,894,514,399
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(754,636)
TOTAL NET ASSETS — 100.00%		$1,893,759,763

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
6,010,936	Empower Bond Index Fund Institutional Class(a)	$ 49,770,546
3,516,264	Empower Core Bond Fund Institutional Class(a)	29,923,404
2,220,948	Empower Global Bond Fund Institutional Class(a)	17,434,438
1,367,336	Empower High Yield Bond Fund Institutional Class(a)	14,411,720
377,328	Empower Inflation-Protected Securities Fund Institutional Class(a)	3,418,596
3,367,589	Empower Multi-Sector Bond Fund Institutional Class(a)	27,883,635
852,312	Empower Short Duration Bond Fund Institutional Class(a)	8,216,285

TOTAL BOND MUTUAL FUNDS — 16.64% (Cost $150,719,101)		$151,058,624
EQUITY MUTUAL FUNDS
2,309,108	Empower Emerging Markets Equity Fund Institutional Class(a)	28,032,567
4,371,528	Empower International Growth Fund Institutional Class(a)	41,442,089
6,821,516	Empower International Index Fund Institutional Class(a)	88,611,497
4,552,109	Empower International Value Fund Institutional Class(a)	46,932,239
3,874,753	Empower Large Cap Growth Fund Institutional Class(a)	47,310,734
7,417,547	Empower Large Cap Value Fund Institutional Class(a)	51,106,899
6,136,217	Empower Mid Cap Value Fund Institutional Class(a)	51,360,134
3,424,529	Empower Real Estate Index Fund Institutional Class(a)	28,286,608
Shares		Fair Value
Equity Mutual Funds — (continued)
21,731,469	Empower S&P 500® Index Fund Institutional Class(a)	$229,918,938
1,033,282	Empower Small Cap Growth Fund Institutional Class(a)	11,717,420
3,831,471	Empower Small Cap Value Fund Institutional Class(a)	26,092,320
9,766,388	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	47,269,319
2,051,414	Fidelity® Emerging Markets Index Fund Institutional Class	28,063,341
429,638	Janus Henderson Triton Fund Class N	11,720,527

TOTAL EQUITY MUTUAL FUNDS — 81.30% (Cost $682,389,670)		$737,864,632
Account Balance
FIXED INTEREST CONTRACT
19,032,703(b)	Empower of America Contract(a) 1.90%(c)	19,032,703

TOTAL FIXED INTEREST CONTRACT — 2.10% (Cost $19,032,703)		$19,032,703
TOTAL INVESTMENTS — 100.04% (Cost $852,141,474)		$907,955,959
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(359,419)
TOTAL NET ASSETS — 100.00%		$907,596,540

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
6,775,623	Empower Bond Index Fund Institutional Class(a)	$ 56,102,161
3,964,487	Empower Core Bond Fund Institutional Class(a)	33,737,786
2,474,125	Empower Global Bond Fund Institutional Class(a)	19,421,881
1,556,285	Empower High Yield Bond Fund Institutional Class(a)	16,403,242
3,792,900	Empower Multi-Sector Bond Fund Institutional Class(a)	31,405,211
666,415	Empower Short Duration Bond Fund Institutional Class(a)	6,424,241

TOTAL BOND MUTUAL FUNDS — 11.64% (Cost $164,924,272)		$163,494,522
EQUITY MUTUAL FUNDS
4,092,122	Empower Emerging Markets Equity Fund Institutional Class(a)	49,678,361
7,503,129	Empower International Growth Fund Institutional Class(a)	71,129,659
11,677,821	Empower International Index Fund Institutional Class(a)	151,694,891
7,792,974	Empower International Value Fund Institutional Class(a)	80,345,559
6,304,975	Empower Large Cap Growth Fund Institutional Class(a)	76,983,741
12,065,141	Empower Large Cap Value Fund Institutional Class(a)	83,128,824
9,879,162	Empower Mid Cap Value Fund Institutional Class(a)	82,688,590
5,449,285	Empower Real Estate Index Fund Institutional Class(a)	45,011,095
35,303,797	Empower S&P 500® Index Fund Institutional Class(a)	373,514,177
Shares		Fair Value
Equity Mutual Funds — (continued)
1,807,171	Empower Small Cap Growth Fund Institutional Class(a)	$ 20,493,324
6,692,176	Empower Small Cap Value Fund Institutional Class(a)	45,573,720
15,708,983	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	76,031,478
3,631,018	Fidelity® Emerging Markets Index Fund Institutional Class	49,672,322
751,431	Janus Henderson Triton Fund Class N	20,499,039

TOTAL EQUITY MUTUAL FUNDS — 87.34% (Cost $1,121,567,285)		$1,226,444,780
Account Balance
FIXED INTEREST CONTRACT
14,928,966(b)	Empower of America Contract(a) 1.90%(c)	14,928,966

TOTAL FIXED INTEREST CONTRACT — 1.06% (Cost $14,928,966)		$14,928,966
TOTAL INVESTMENTS — 100.04% (Cost $1,301,420,523)		$1,404,868,268
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(565,913)
TOTAL NET ASSETS — 100.00%		$1,404,302,355

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
2,044,046	Empower Bond Index Fund Institutional Class(a)	$ 16,924,697
1,194,999	Empower Core Bond Fund Institutional Class(a)	10,169,442
772,847	Empower Global Bond Fund Institutional Class(a)	6,066,847
490,913	Empower High Yield Bond Fund Institutional Class(a)	5,174,223
1,156,460	Empower Multi-Sector Bond Fund Institutional Class(a)	9,575,491
144,677	Empower Short Duration Bond Fund Institutional Class(a)	1,394,684

TOTAL BOND MUTUAL FUNDS — 8.08% (Cost $49,111,728)		$49,305,384
EQUITY MUTUAL FUNDS
1,971,766	Empower Emerging Markets Equity Fund Institutional Class(a)	23,937,242
3,502,430	Empower International Growth Fund Institutional Class(a)	33,203,035
5,459,926	Empower International Index Fund Institutional Class(a)	70,924,438
3,644,785	Empower International Value Fund Institutional Class(a)	37,577,735
2,797,714	Empower Large Cap Growth Fund Institutional Class(a)	34,160,093
5,362,662	Empower Large Cap Value Fund Institutional Class(a)	36,948,742
4,342,747	Empower Mid Cap Value Fund Institutional Class(a)	36,348,790
2,424,818	Empower Real Estate Index Fund Institutional Class(a)	20,028,999
15,675,244	Empower S&P 500® Index Fund Institutional Class(a)	165,844,084
Shares		Fair Value
Equity Mutual Funds — (continued)
864,758	Empower Small Cap Growth Fund Institutional Class(a)	$ 9,806,357
3,186,002	Empower Small Cap Value Fund Institutional Class(a)	21,696,674
6,908,255	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	33,435,956
1,750,594	Fidelity® Emerging Markets Index Fund Institutional Class	23,948,128
359,569	Janus Henderson Triton Fund Class N	9,809,055

TOTAL EQUITY MUTUAL FUNDS — 91.41% (Cost $510,408,877)		$557,669,328
Account Balance
FIXED INTEREST CONTRACT
3,331,924(b)	Empower of America Contract(a) 1.90%(c)	3,331,924

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $3,331,924)		$3,331,924
TOTAL INVESTMENTS — 100.04% (Cost $562,852,529)		$610,306,636
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(240,403)
TOTAL NET ASSETS — 100.00%		$610,066,233

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
1,884,519	Empower Bond Index Fund Institutional Class(a)	$ 15,603,815
1,096,638	Empower Core Bond Fund Institutional Class(a)	9,332,386
738,926	Empower Global Bond Fund Institutional Class(a)	5,800,567
462,465	Empower High Yield Bond Fund Institutional Class(a)	4,874,381
1,075,956	Empower Multi-Sector Bond Fund Institutional Class(a)	8,908,917
105,248	Empower Short Duration Bond Fund Institutional Class(a)	1,014,592

TOTAL BOND MUTUAL FUNDS — 6.24% (Cost $45,309,646)		$45,534,658
EQUITY MUTUAL FUNDS
2,553,080	Empower Emerging Markets Equity Fund Institutional Class(a)	30,994,388
4,393,697	Empower International Growth Fund Institutional Class(a)	41,652,248
6,850,412	Empower International Index Fund Institutional Class(a)	88,986,847
4,568,971	Empower International Value Fund Institutional Class(a)	47,106,088
3,337,729	Empower Large Cap Growth Fund Institutional Class(a)	40,753,666
6,388,048	Empower Large Cap Value Fund Institutional Class(a)	44,013,651
5,123,677	Empower Mid Cap Value Fund Institutional Class(a)	42,885,175
2,968,281	Empower Real Estate Index Fund Institutional Class(a)	24,518,000
18,713,853	Empower S&P 500® Index Fund Institutional Class(a)	197,992,562
Shares		Fair Value
Equity Mutual Funds — (continued)
1,097,290	Empower Small Cap Growth Fund Institutional Class(a)	$ 12,443,263
4,058,561	Empower Small Cap Value Fund Institutional Class(a)	27,638,799
8,136,921	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,382,698
2,267,911	Fidelity® Emerging Markets Index Fund Institutional Class	31,025,016
456,260	Janus Henderson Triton Fund Class N	12,446,766

TOTAL EQUITY MUTUAL FUNDS — 93.48% (Cost $618,003,979)		$681,839,167
Account Balance
FIXED INTEREST CONTRACT
2,316,841(b)	Empower of America Contract(a) 1.90%(c)	2,316,841

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $2,316,841)		$2,316,841
TOTAL INVESTMENTS — 100.04% (Cost $665,630,466)		$729,690,666
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(278,615)
TOTAL NET ASSETS — 100.00%		$729,412,051

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
317,274	Empower Bond Index Fund Institutional Class(a)	$ 2,627,028
186,170	Empower Core Bond Fund Institutional Class(a)	1,584,308
129,899	Empower Global Bond Fund Institutional Class(a)	1,019,710
77,657	Empower High Yield Bond Fund Institutional Class(a)	818,502
182,781	Empower Multi-Sector Bond Fund Institutional Class(a)	1,513,428
15,104	Empower Short Duration Bond Fund Institutional Class(a)	145,605

TOTAL BOND MUTUAL FUNDS — 5.27% (Cost $7,721,400)		$7,708,581
EQUITY MUTUAL FUNDS
547,344	Empower Emerging Markets Equity Fund Institutional Class(a)	6,644,751
915,132	Empower International Growth Fund Institutional Class(a)	8,675,447
1,413,850	Empower International Index Fund Institutional Class(a)	18,365,911
950,624	Empower International Value Fund Institutional Class(a)	9,800,933
660,822	Empower Large Cap Growth Fund Institutional Class(a)	8,068,641
1,266,211	Empower Large Cap Value Fund Institutional Class(a)	8,724,196
994,634	Empower Mid Cap Value Fund Institutional Class(a)	8,325,089
612,186	Empower Real Estate Index Fund Institutional Class(a)	5,056,655
3,706,353	Empower S&P 500® Index Fund Institutional Class(a)	39,213,217
Shares		Fair Value
Equity Mutual Funds — (continued)
231,945	Empower Small Cap Growth Fund Institutional Class(a)	$ 2,630,254
855,336	Empower Small Cap Value Fund Institutional Class(a)	5,824,838
1,595,709	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,723,232
482,114	Fidelity® Emerging Markets Index Fund Institutional Class	6,595,324
96,446	Janus Henderson Triton Fund Class N	2,631,044

TOTAL EQUITY MUTUAL FUNDS — 94.54% (Cost $130,080,678)		$138,279,532
Account Balance
FIXED INTEREST CONTRACT
334,573(b)	Empower of America Contract(a) 1.90%(c)	334,573

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $334,573)		$334,573
TOTAL INVESTMENTS — 100.04% (Cost $138,136,651)		$146,322,686
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(57,423)
TOTAL NET ASSETS — 100.00%		$146,265,263

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
274	Empower Bond Index Fund Institutional Class(a)	$ 2,270
160	Empower Core Bond Fund Institutional Class(a)	1,359
112	Empower Global Bond Fund Institutional Class(a)	875
67	Empower High Yield Bond Fund Institutional Class(a)	711
158	Empower Multi-Sector Bond Fund Institutional Class(a)	1,305
13	Empower Short Duration Bond Fund Institutional Class(a)	125

TOTAL BOND MUTUAL FUNDS — 4.75% (Cost $6,770)		$6,645
EQUITY MUTUAL FUNDS
526	Empower Emerging Markets Equity Fund Institutional Class(a)	6,383
876	Empower International Growth Fund Institutional Class(a)	8,305
1,364	Empower International Index Fund Institutional Class(a)	17,720
911	Empower International Value Fund Institutional Class(a)	9,392
635	Empower Large Cap Growth Fund Institutional Class(a)	7,757
1,216	Empower Large Cap Value Fund Institutional Class(a)	8,379
963	Empower Mid Cap Value Fund Institutional Class(a)	8,056
589	Empower Real Estate Index Fund Institutional Class(a)	4,865
Shares		Fair Value
Equity Mutual Funds — (continued)
3,555	Empower S&P 500® Index Fund Institutional Class(a)	$ 37,611
223	Empower Small Cap Growth Fund Institutional Class(a)	2,523
822	Empower Small Cap Value Fund Institutional Class(a)	5,597
1,531	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,410
466	Fidelity® Emerging Markets Index Fund Institutional Class	6,382
93	Janus Henderson Triton Fund Class N	2,524

TOTAL EQUITY MUTUAL FUNDS — 95.07% (Cost $132,843)		$132,904
Account Balance
FIXED INTEREST CONTRACT
291(b)	Empower of America Contract(a) 1.90%(c)	291

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $291)		$291
TOTAL INVESTMENTS — 100.03% (Cost $139,904)		$139,840
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(38)
TOTAL NET ASSETS — 100.00%		$139,802

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Note 2 to Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$445,805,301	$507,344,900	$1,612,554,652
Investments at fair value, unaffiliated(b)	6,778,511	9,195,830	36,893,371
Subscriptions receivable	42,547	349,809	2,601,670
Receivable for investments sold	32,186	92,118	1,268,928
Total Assets	452,658,545	516,982,657	1,653,318,621
LIABILITIES:
Payable for distribution fees	7,111	756	26,360
Payable for investments purchased	24,584	291,803	1,704,522
Payable for shareholder services fees	132,962	155,319	473,282
Payable to investment adviser	30,093	37,186	131,116
Redemptions payable	50,149	150,124	2,166,076
Total Liabilities	244,899	635,188	4,501,356
NET ASSETS	$452,413,646	$516,347,469	$1,648,817,265
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,510,487	$4,763,196	$12,547,697
Paid-in capital in excess of par	471,318,527	530,138,299	1,669,285,516
Undistributed/accumulated deficit	(22,415,368)	(18,554,026)	(33,015,948)
NET ASSETS	$452,413,646	$516,347,469	$1,648,817,265
NET ASSETS BY CLASS
Investor Class	$334,896,216	$486,143,120	$1,209,556,336
Service Class	$82,667,220	$9,523,466	$307,077,462
Institutional Class	$34,850,210	$20,680,883	$132,183,467
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	350,000,000
Service Class	70,000,000	25,000,000	185,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	24,344,246	44,858,569	82,320,325
Service Class	6,011,242	865,131	20,865,712
Institutional Class	4,749,380	1,908,262	22,290,932
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.76	$10.84	$14.69
Service Class	$13.75	$11.01	$14.72
Institutional Class	$7.34	$10.84	$5.93
(a) Cost of investments, affiliated	$440,525,210	$494,584,216	$1,567,125,001
(b) Cost of investments, unaffiliated	$5,543,843	$7,794,319	$31,212,588
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,201,534,340	$1,826,046,924	$868,172,091
Investments at fair value, unaffiliated(b)	35,119,150	68,467,475	39,783,868
Subscriptions receivable	2,963,480	1,646,209	2,431,193
Receivable for investments sold	-	429,445	-
Total Assets	1,239,616,970	1,896,590,053	910,387,152
LIABILITIES:
Payable for distribution fees	2,571	42,136	2,109
Payable for investments purchased	2,482,447	518,781	2,374,058
Payable for shareholder services fees	360,701	530,938	266,382
Payable to investment adviser	107,605	181,562	90,928
Redemptions payable	481,033	1,556,873	57,135
Total Liabilities	3,434,357	2,830,290	2,790,612
NET ASSETS	$1,236,182,613	$1,893,759,763	$907,596,540
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,886,709	$14,906,602	$7,738,856
Paid-in capital in excess of par	1,206,320,400	1,844,101,618	859,523,682
Undistributed/accumulated earnings	18,975,504	34,751,543	40,334,002
NET ASSETS	$1,236,182,613	$1,893,759,763	$907,596,540
NET ASSETS BY CLASS
Investor Class	$1,139,981,054	$1,197,683,811	$832,105,679
Service Class	$30,261,200	$492,441,101	$24,810,722
Institutional Class	$65,940,359	$203,634,851	$50,680,139
CAPITAL STOCK:
Authorized
Investor Class	505,000,000	420,000,000	340,000,000
Service Class	20,000,000	230,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	100,452,375	79,246,141	71,029,841
Service Class	2,621,853	33,085,330	2,077,850
Institutional Class	5,792,859	36,734,546	4,280,869
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.35	$15.11	$11.71
Service Class	$11.54	$14.88	$11.94
Institutional Class	$11.38	$5.54	$11.84
(a) Cost of investments, affiliated	$1,158,866,023	$1,730,909,445	$817,809,023
(b) Cost of investments, unaffiliated	$30,574,881	$57,488,383	$34,332,451
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,334,696,907	$576,549,453	$686,218,884
Investments at fair value, unaffiliated(b)	70,171,361	33,757,183	43,471,782
Subscriptions receivable	1,647,812	2,472,984	2,055,109
Total Assets	1,406,516,080	612,779,620	731,745,775
LIABILITIES:
Payable for distribution fees	30,349	1,916	20,788
Payable for investments purchased	1,130,851	2,040,807	1,490,940
Payable for shareholder services fees	389,591	174,562	180,194
Payable to investment adviser	145,973	63,925	77,633
Redemptions payable	516,961	432,177	564,169
Total Liabilities	2,213,725	2,713,387	2,333,724
NET ASSETS	$1,404,302,355	$610,066,233	$729,412,051
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,758,914	$4,866,254	$6,105,983
Paid-in capital in excess of par	1,330,761,296	559,993,986	682,472,850
Undistributed/accumulated earnings	62,782,145	45,205,993	40,833,218
NET ASSETS	$1,404,302,355	$610,066,233	$729,412,051
NET ASSETS BY CLASS
Investor Class	$891,656,980	$540,034,858	$331,963,713
Service Class	$355,231,585	$22,521,955	$243,499,647
Institutional Class	$157,413,790	$47,509,420	$153,948,691
CAPITAL STOCK:
Authorized
Investor Class	335,000,000	215,000,000	100,000,000
Service Class	120,000,000	35,000,000	55,000,000
Institutional Class	160,000,000	65,000,000	205,000,000
Issued and Outstanding
Investor Class	56,585,260	43,128,027	15,900,810
Service Class	23,817,535	1,767,573	12,142,018
Institutional Class	27,186,343	3,766,940	33,016,999
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.76	$12.52	$20.88
Service Class	$14.91	$12.74	$20.05
Institutional Class	$5.79	$12.61	$4.66
(a) Cost of investments, affiliated	$1,242,606,665	$534,068,488	$629,216,430
(b) Cost of investments, unaffiliated	$58,813,858	$28,784,041	$36,414,036
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund
ASSETS:
Investments at fair value, affiliated(a)	$137,096,318	$130,934
Investments at fair value, unaffiliated(b)	9,226,368	8,906
Subscriptions receivable	120,003	-
Receivable for investments sold	115,657	-
Total Assets	146,558,346	139,840
LIABILITIES:
Payable for distribution fees	270	4
Payable for investments purchased	11,631	-
Payable for shareholder services fees	41,845	24
Payable to investment adviser	15,308	10
Redemptions payable	224,029	-
Total Liabilities	293,083	38
NET ASSETS	$146,265,263	$139,802
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,237,355	$1,200
Paid-in capital in excess of par	134,913,464	134,871
Undistributed/accumulated earnings	10,114,444	3,731
NET ASSETS	$146,265,263	$139,802
NET ASSETS BY CLASS
Investor Class	$133,225,388	$21,382
Service Class	$3,171,304	$106,452
Institutional Class	$9,868,571	$11,968
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	35,000,000
Service Class	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Investor Class	11,279,602	1,828
Service Class	265,928	9,143
Institutional Class	828,022	1,024
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.81	$11.70
Service Class	$11.93	$11.64
Institutional Class	$11.92	$11.69
(a) Cost of investments, affiliated	$129,989,677	$131,554
(b) Cost of investments, unaffiliated	$8,146,974	$8,350
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,142,975	$968,887	$2,446,719
Dividends, affiliated	12,581,962	14,319,264	45,260,705
Dividends, unaffiliated	124,294	160,360	632,478
Total Income	13,849,231	15,448,511	48,339,902
EXPENSES:
Management fees	543,403	547,710	1,764,777
Shareholder services fees – Investor Class	1,102,836	1,492,133	3,404,477
Shareholder services fees – Service Class	341,520	32,094	1,214,257
Distribution fees – Service Class	97,512	9,165	346,582
Total Expenses	2,085,271	2,081,102	6,730,093
Less management fees waived	213,012	180,335	455,462
Net Expenses	1,872,259	1,900,767	6,274,631
NET INVESTMENT INCOME	11,976,972	13,547,744	42,065,271
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(8,343,835)	(3,767,961)	(29,770,151)
Net realized gain (loss) on investments, unaffiliated	(206,984)	798,802	(1,161,067)
Realized gain distributions received, affiliated	6,270,440	7,711,503	28,524,041
Realized gain distributions received, unaffiliated	202,255	270,749	1,086,601
Net Realized Gain (Loss)	(2,078,124)	5,013,093	(1,320,576)
Net change in unrealized appreciation on investments, affiliated	31,780,721	26,852,614	113,203,815
Net change in unrealized appreciation on investments, unaffiliated	1,873,798	1,101,319	8,618,621
Net Change in Unrealized Appreciation	33,654,519	27,953,933	121,822,436
Net Realized and Unrealized Gain	31,576,395	32,967,026	120,501,860
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,553,367	$46,514,770	$162,567,131
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,110,190	$1,233,599	$284,913
Dividends, affiliated	32,801,310	48,240,986	21,591,664
Dividends, unaffiliated	583,253	1,161,611	658,138
Total Income	34,494,753	50,636,196	22,534,715
EXPENSES:
Management fees	1,147,421	2,028,235	857,602
Shareholder services fees – Investor Class	2,976,136	3,376,425	2,218,383
Shareholder services fees – Service Class	110,201	1,771,963	86,483
Distribution fees – Service Class	31,464	506,027	24,706
Total Expenses	4,265,222	7,682,650	3,187,174
Less management fees waived	206,464	229,742	53,005
Net Expenses	4,058,758	7,452,908	3,134,169
NET INVESTMENT INCOME	30,435,995	43,183,288	19,400,546
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(6,999,197)	(25,840,613)	(9,247,788)
Net realized gain (loss) on investments, unaffiliated	1,377,389	(4,717,380)	356,928
Realized gain distributions received, affiliated	24,642,753	45,551,669	24,355,182
Realized gain distributions received, unaffiliated	1,010,370	2,023,334	1,142,981
Net Realized Gain	20,031,315	17,017,010	16,607,303
Net change in unrealized appreciation on investments, affiliated	62,485,155	150,757,364	64,028,556
Net change in unrealized appreciation on investments, unaffiliated	4,418,332	17,906,468	6,177,698
Net Change in Unrealized Appreciation	66,903,487	168,663,832	70,206,254
Net Realized and Unrealized Gain	86,934,802	185,680,842	86,813,557
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,370,797	$228,864,130	$106,214,103
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$246,727	$50,501	$40,221
Dividends, affiliated	32,254,726	13,434,373	15,830,254
Dividends, unaffiliated	1,179,862	560,527	733,656
Total Income	33,681,315	14,045,401	16,604,131
EXPENSES:
Management fees	1,480,424	597,732	781,944
Shareholder services fees – Investor Class	2,475,582	1,482,097	906,483
Shareholder services fees – Service Class	1,260,694	78,123	838,338
Distribution fees – Service Class	360,045	22,317	239,496
Total Expenses	5,576,745	2,180,269	2,766,261
Less management fees waived	45,939	9,394	7,494
Net Expenses	5,530,806	2,170,875	2,758,767
NET INVESTMENT INCOME	28,150,509	11,874,526	13,845,364
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(11,707,681)	(4,147,431)	(5,784,671)
Net realized gain (loss) on investments, unaffiliated	(4,730,868)	654,898	(816,114)
Realized gain distributions received, affiliated	40,775,647	18,198,024	22,309,026
Realized gain distributions received, unaffiliated	2,019,892	954,116	1,229,754
Net Realized Gain	26,356,990	15,659,607	16,937,995
Net change in unrealized appreciation on investments, affiliated	119,065,978	48,009,872	67,606,261
Net change in unrealized appreciation on investments, unaffiliated	17,953,148	5,159,947	9,177,679
Net Change in Unrealized Appreciation	137,019,126	53,169,819	76,783,940
Net Realized and Unrealized Gain	163,376,116	68,829,426	93,721,935
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,526,625	$80,703,952	$107,567,299
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year and period ended December 31, 2025
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$5,385	$2
Dividends, affiliated	3,091,897	2,846
Dividends, unaffiliated	153,323	48
Total Income	3,250,605	2,896
EXPENSES:
Management fees	136,555	47
Shareholder services fees – Investor Class	338,717	49
Shareholder services fees – Service Class	9,597	51
Distribution fees – Service Class	2,745	15
Total Expenses	487,614	162
Less amount waived by distributor - Service Class	-	11
Less management fees waived	991	-
Net Expenses	486,623	151
NET INVESTMENT INCOME	2,763,982	2,745
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,697,314	266
Net realized gain on investments, unaffiliated	648,852	128
Realized gain distributions received, affiliated	4,403,618	3,844
Realized gain distributions received, unaffiliated	251,179	82
Net Realized Gain	9,000,963	4,320
Net change in unrealized appreciation (depreciation) on investments, affiliated	6,532,568	(620)
Net change in unrealized appreciation on investments, unaffiliated	863,006	556
Net Change in Unrealized Appreciation (Depreciation)	7,395,574	(64)
Net Realized and Unrealized Gain	16,396,537	4,256
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,160,519	$7,001
(a)	Fund commenced operations on January 10, 2025.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2015 Fund	2025	2024
OPERATIONS:
Net investment income	$11,976,972	$13,244,124
Net realized gain (loss)	(2,078,124)	2,079,520
Net change in unrealized appreciation	33,654,519	15,519,562
Net Increase in Net Assets Resulting from Operations	43,553,367	30,843,206
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,851,333)	(13,630,570)
Service Class	(2,918,816)	(5,259,790)
Institutional Class	(2,532,686)	(4,342,481)
From Net Investment Income and Net Realized Gains	(17,302,835)	(23,232,841)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	66,583,399	39,636,032
Service Class	9,248,349	11,155,782
Institutional Class	6,626,416	6,452,184
Shares issued in reinvestment of distributions
Investor Class	11,851,333	13,630,570
Service Class	2,918,816	5,259,790
Institutional Class	2,532,686	4,342,481
Shares redeemed
Investor Class	(62,564,762)	(53,938,238)
Service Class	(47,027,802)	(52,334,102)
Institutional Class	(24,364,899)	(17,122,587)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(34,196,464)	(42,918,088)
Total Decrease in Net Assets	(7,945,932)	(35,307,723)
NET ASSETS:
Beginning of year	460,359,578	495,667,301
End of year	$452,413,646	$460,359,578
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,906,581	2,994,491
Service Class	684,274	849,370
Institutional Class	894,462	857,512
Shares issued in reinvestment of distributions
Investor Class	857,981	1,040,030
Service Class	211,565	401,410
Institutional Class	341,289	594,412
Shares redeemed
Investor Class	(4,626,874)	(4,098,618)
Service Class	(3,481,782)	(3,961,121)
Institutional Class	(3,283,889)	(2,275,245)
Net Decrease	(3,496,393)	(3,597,759)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2020 Fund	2025	2024
OPERATIONS:
Net investment income	$13,547,744	$12,127,661
Net realized gain	5,013,093	335,170
Net change in unrealized appreciation	27,953,933	12,985,513
Net Increase in Net Assets Resulting from Operations	46,514,770	25,448,344
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(20,384,552)	(14,662,208)
Service Class	(378,273)	(402,859)
Institutional Class	(944,170)	(1,237,668)
From Net Investment Income and Net Realized Gains	(21,706,995)	(16,302,735)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	156,392,964	131,671,006
Service Class	2,520,808	2,208,324
Institutional Class	7,783,259	3,392,946
Shares issued in reinvestment of distributions
Investor Class	20,384,552	14,662,208
Service Class	378,273	402,859
Institutional Class	944,170	1,237,668
Shares redeemed
Investor Class	(95,004,006)	(93,213,560)
Service Class	(4,775,889)	(9,117,670)
Institutional Class	(18,938,462)	(6,185,650)
Net Increase in Net Assets Resulting from Capital Share Transactions	69,685,669	45,058,131
Total Increase in Net Assets	94,493,444	54,203,740
NET ASSETS:
Beginning of year	421,854,025	367,650,285
End of year	$516,347,469	$421,854,025
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,597,717	12,708,910
Service Class	231,364	210,813
Institutional Class	711,469	328,188
Shares issued in reinvestment of distributions
Investor Class	1,873,580	1,422,887
Service Class	34,245	38,476
Institutional Class	86,722	120,092
Shares redeemed
Investor Class	(8,915,378)	(9,041,854)
Service Class	(447,350)	(870,353)
Institutional Class	(1,783,210)	(597,856)
Net Increase	6,389,159	4,319,303
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2025 Fund	2025	2024
OPERATIONS:
Net investment income	$42,065,271	$38,648,207
Net realized gain (loss)	(1,320,576)	16,922,435
Net change in unrealized appreciation	121,822,436	34,944,354
Net Increase in Net Assets Resulting from Operations	162,567,131	90,514,996
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(46,907,430)	(36,386,635)
Service Class	(12,490,780)	(18,427,191)
Institutional Class	(14,328,604)	(19,683,266)
From Net Investment Income and Net Realized Gains	(73,726,814)	(74,497,092)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	593,830,865	436,819,766
Service Class	36,219,001	52,853,003
Institutional Class	22,354,781	32,699,866
Shares issued in reinvestment of distributions
Investor Class	46,907,430	36,386,635
Service Class	12,490,780	18,427,191
Institutional Class	14,328,604	19,683,266
Shares redeemed
Investor Class	(291,520,406)	(259,963,962)
Service Class	(159,705,718)	(154,748,539)
Institutional Class	(81,981,203)	(49,776,682)
Net Increase in Net Assets Resulting from Capital Share Transactions	192,924,134	132,380,544
Total Increase in Net Assets	281,764,451	148,398,448
NET ASSETS:
Beginning of year	1,367,052,814	1,218,654,366
End of year	$1,648,817,265	$1,367,052,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	41,195,626	31,188,771
Service Class	2,536,601	3,804,217
Institutional Class	3,670,630	5,158,971
Shares issued in reinvestment of distributions
Investor Class	3,188,303	2,623,149
Service Class	848,885	1,327,755
Institutional Class	2,374,178	3,254,199
Shares redeemed
Investor Class	(20,376,113)	(18,591,852)
Service Class	(11,159,702)	(11,100,243)
Institutional Class	(13,394,196)	(7,853,524)
Net Increase	8,884,212	9,811,443
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2030 Fund	2025	2024
OPERATIONS:
Net investment income	$30,435,995	$21,300,266
Net realized gain	20,031,315	10,722,588
Net change in unrealized appreciation	66,903,487	14,249,386
Net Increase in Net Assets Resulting from Operations	117,370,797	46,272,240
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(45,248,658)	(32,128,012)
Service Class	(1,227,164)	(1,885,164)
Institutional Class	(3,133,825)	(4,910,143)
From Net Investment Income and Net Realized Gains	(49,609,647)	(38,923,319)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	627,790,135	362,132,331
Service Class	7,042,150	11,122,909
Institutional Class	19,003,575	26,280,758
Shares issued in reinvestment of distributions
Investor Class	45,248,658	32,128,012
Service Class	1,227,164	1,885,164
Institutional Class	3,133,825	4,910,143
Shares redeemed
Investor Class	(231,632,334)	(165,582,425)
Service Class	(15,572,330)	(15,828,470)
Institutional Class	(50,660,705)	(18,639,779)
Net Increase in Net Assets Resulting from Capital Share Transactions	405,580,138	238,408,643
Total Increase in Net Assets	473,341,288	245,757,564
NET ASSETS:
Beginning of year	762,841,325	517,083,761
End of year	$1,236,182,613	$762,841,325
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	56,441,751	33,694,899
Service Class	634,798	1,035,247
Institutional Class	1,736,454	2,454,253
Shares issued in reinvestment of distributions
Investor Class	3,982,766	3,027,385
Service Class	106,397	174,823
Institutional Class	275,028	461,495
Shares redeemed
Investor Class	(20,933,150)	(15,440,156)
Service Class	(1,403,363)	(1,452,568)
Institutional Class	(4,608,670)	(1,738,007)
Net Increase	36,232,011	22,217,371
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2035 Fund	2025	2024
OPERATIONS:
Net investment income	$43,183,288	$41,343,560
Net realized gain	17,017,010	50,697,375
Net change in unrealized appreciation	168,663,832	31,601,988
Net Increase in Net Assets Resulting from Operations	228,864,130	123,642,923
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(46,628,891)	(42,295,754)
Service Class	(20,230,262)	(30,473,642)
Institutional Class	(24,018,578)	(35,318,518)
From Net Investment Income and Net Realized Gains	(90,877,731)	(108,087,914)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	517,978,756	304,773,434
Service Class	70,962,179	74,913,000
Institutional Class	42,456,447	55,472,461
Shares issued in reinvestment of distributions
Investor Class	46,628,891	42,295,754
Service Class	20,230,262	30,473,642
Institutional Class	24,018,578	35,318,518
Shares redeemed
Investor Class	(227,091,161)	(158,203,550)
Service Class	(170,375,383)	(165,572,888)
Institutional Class	(114,299,308)	(42,672,778)
Net Increase in Net Assets Resulting from Capital Share Transactions	210,509,261	176,797,593
Total Increase in Net Assets	348,495,660	192,352,602
NET ASSETS:
Beginning of year	1,545,264,103	1,352,911,501
End of year	$1,893,759,763	$1,545,264,103
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	35,483,372	21,563,953
Service Class	4,960,153	5,419,375
Institutional Class	7,514,978	9,281,413
Shares issued in reinvestment of distributions
Investor Class	3,100,575	3,037,491
Service Class	1,368,342	2,221,254
Institutional Class	4,265,706	6,287,096
Shares redeemed
Investor Class	(15,639,951)	(11,254,300)
Service Class	(11,904,719)	(11,995,790)
Institutional Class	(20,121,913)	(7,103,851)
Net Increase	9,026,543	17,456,641
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2040 Fund	2025	2024
OPERATIONS:
Net investment income	$19,400,546	$15,300,100
Net realized gain	16,607,303	17,107,514
Net change in unrealized appreciation	70,206,254	14,113,078
Net Increase in Net Assets Resulting from Operations	106,214,103	46,520,692
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(35,830,062)	(29,865,277)
Service Class	(1,133,782)	(1,577,886)
Institutional Class	(2,679,135)	(4,564,650)
From Net Investment Income and Net Realized Gains	(39,642,979)	(36,007,813)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	393,735,017	221,109,054
Service Class	7,349,227	12,227,722
Institutional Class	16,719,056	18,701,907
Shares issued in reinvestment of distributions
Investor Class	35,830,062	29,865,277
Service Class	1,133,782	1,577,886
Institutional Class	2,679,135	4,564,650
Shares redeemed
Investor Class	(151,999,352)	(98,741,706)
Service Class	(11,167,129)	(15,269,332)
Institutional Class	(45,487,095)	(9,659,029)
Net Increase in Net Assets Resulting from Capital Share Transactions	248,792,703	164,376,429
Total Increase in Net Assets	315,363,827	174,889,308
NET ASSETS:
Beginning of year	592,232,713	417,343,405
End of year	$907,596,540	$592,232,713
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	34,813,023	20,319,548
Service Class	647,505	1,116,389
Institutional Class	1,474,124	1,703,625
Shares issued in reinvestment of distributions
Investor Class	3,073,805	2,783,869
Service Class	95,733	144,685
Institutional Class	227,631	421,624
Shares redeemed
Investor Class	(13,614,285)	(9,087,541)
Service Class	(980,230)	(1,366,808)
Institutional Class	(4,025,901)	(881,286)
Net Increase	21,711,405	15,154,105
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2045 Fund	2025	2024
OPERATIONS:
Net investment income	$28,150,509	$27,974,781
Net realized gain	26,356,990	48,095,762
Net change in unrealized appreciation	137,019,126	31,122,788
Net Increase in Net Assets Resulting from Operations	191,526,625	107,193,331
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(36,661,923)	(33,368,257)
Service Class	(16,501,325)	(23,453,235)
Institutional Class	(19,727,823)	(27,968,225)
From Net Investment Income and Net Realized Gains	(72,891,071)	(84,789,717)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	351,941,575	211,443,573
Service Class	58,936,796	67,896,640
Institutional Class	31,978,617	35,345,499
Shares issued in reinvestment of distributions
Investor Class	36,661,923	33,368,257
Service Class	16,501,325	23,453,235
Institutional Class	19,727,823	27,968,225
Shares redeemed
Investor Class	(147,548,005)	(114,893,113)
Service Class	(129,107,299)	(122,317,366)
Institutional Class	(87,484,238)	(28,664,286)
Net Increase in Net Assets Resulting from Capital Share Transactions	151,608,517	133,600,664
Total Increase in Net Assets	270,244,071	156,004,278
NET ASSETS:
Beginning of year	1,134,058,284	978,054,006
End of year	$1,404,302,355	$1,134,058,284
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,225,677	14,622,948
Service Class	4,155,120	4,966,016
Institutional Class	5,478,041	5,715,095
Shares issued in reinvestment of distributions
Investor Class	2,354,006	2,345,890
Service Class	1,121,842	1,738,045
Institutional Class	3,375,918	4,832,293
Shares redeemed
Investor Class	(9,827,042)	(7,966,708)
Service Class	(9,102,573)	(8,969,068)
Institutional Class	(14,903,911)	(4,626,298)
Net Increase	5,877,078	12,658,213
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2050 Fund	2025	2024
OPERATIONS:
Net investment income	$11,874,526	$10,369,810
Net realized gain	15,659,607	14,708,155
Net change in unrealized appreciation	53,169,819	12,103,437
Net Increase in Net Assets Resulting from Operations	80,703,952	37,181,402
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(24,527,158)	(21,972,538)
Service Class	(1,073,232)	(1,585,329)
Institutional Class	(2,692,609)	(4,222,845)
From Net Investment Income and Net Realized Gains	(28,292,999)	(27,780,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	230,966,852	145,523,791
Service Class	5,091,536	8,413,801
Institutional Class	16,230,512	17,559,053
Shares issued in reinvestment of distributions
Investor Class	24,527,158	21,972,538
Service Class	1,073,232	1,585,329
Institutional Class	2,692,609	4,222,845
Shares redeemed
Investor Class	(99,709,853)	(74,563,072)
Service Class	(8,781,150)	(11,802,222)
Institutional Class	(38,813,914)	(8,810,278)
Net Increase in Net Assets Resulting from Capital Share Transactions	133,276,982	104,101,785
Total Increase in Net Assets	185,687,935	113,502,475
NET ASSETS:
Beginning of year	424,378,298	310,875,823
End of year	$610,066,233	$424,378,298
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,167,922	12,598,916
Service Class	421,099	727,914
Institutional Class	1,352,005	1,519,589
Shares issued in reinvestment of distributions
Investor Class	1,978,418	1,941,790
Service Class	85,315	137,995
Institutional Class	215,705	370,601
Shares redeemed
Investor Class	(8,332,739)	(6,458,145)
Service Class	(728,846)	(1,006,995)
Institutional Class	(3,236,582)	(755,641)
Net Increase	10,922,297	9,076,024
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2055 Fund	2025	2024
OPERATIONS:
Net investment income	$13,845,364	$14,641,062
Net realized gain	16,937,995	25,248,033
Net change in unrealized appreciation	76,783,940	17,417,911
Net Increase in Net Assets Resulting from Operations	107,567,299	57,307,006
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,028,185)	(8,189,422)
Service Class	(7,306,354)	(10,072,918)
Institutional Class	(21,334,347)	(25,382,878)
From Net Investment Income and Net Realized Gains	(37,668,886)	(43,645,218)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	141,135,211	95,855,901
Service Class	56,993,008	68,259,424
Institutional Class	39,012,903	43,230,453
Shares issued in reinvestment of distributions
Investor Class	9,028,185	8,189,422
Service Class	7,306,354	10,072,918
Institutional Class	21,334,347	25,382,878
Shares redeemed
Investor Class	(61,269,119)	(46,249,786)
Service Class	(93,200,714)	(89,372,159)
Institutional Class	(68,754,204)	(23,577,440)
Net Increase in Net Assets Resulting from Capital Share Transactions	51,585,971	91,791,611
Total Increase in Net Assets	121,484,384	105,453,399
NET ASSETS:
Beginning of year	607,927,667	502,474,268
End of year	$729,412,051	$607,927,667
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,152,613	5,200,406
Service Class	3,036,295	3,866,022
Institutional Class	8,192,769	8,493,807
Shares issued in reinvestment of distributions
Investor Class	440,633	447,228
Service Class	372,656	572,651
Institutional Class	4,525,794	5,392,683
Shares redeemed
Investor Class	(3,135,038)	(2,500,796)
Service Class	(4,962,226)	(5,073,419)
Institutional Class	(14,372,507)	(4,614,585)
Net Increase	1,250,989	11,783,997
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Lifetime 2060 Fund	2025	2024
OPERATIONS:
Net investment income	$2,763,982	$2,231,804
Net realized gain	9,000,963	3,660,058
Net change in unrealized appreciation	7,395,574	731,608
Net Increase in Net Assets Resulting from Operations	19,160,519	6,623,470
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,663,426)	(3,965,898)
Service Class	(211,454)	(139,335)
Institutional Class	(828,315)	(1,176,257)
From Net Investment Income and Net Realized Gains	(9,703,195)	(5,281,490)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	72,139,664	43,309,092
Service Class	1,195,322	1,605,638
Institutional Class	7,231,888	11,061,218
Shares issued in reinvestment of distributions
Investor Class	8,663,426	3,965,898
Service Class	211,454	139,335
Institutional Class	828,315	1,176,257
Shares redeemed
Investor Class	(25,423,870)	(18,923,597)
Service Class	(580,197)	(1,472,035)
Institutional Class	(18,876,856)	(4,561,083)
Net Increase in Net Assets Resulting from Capital Share Transactions	45,389,146	36,300,723
Total Increase in Net Assets	54,846,470	37,642,703
NET ASSETS:
Beginning of year	91,418,793	53,776,090
End of year	$146,265,263	$91,418,793
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,227,896	3,916,487
Service Class	105,638	145,711
Institutional Class	633,300	1,001,160
Shares issued in reinvestment of distributions
Investor Class	731,091	365,923
Service Class	17,684	12,745
Institutional Class	69,316	107,774
Shares redeemed
Investor Class	(2,212,669)	(1,720,015)
Service Class	(50,799)	(131,327)
Institutional Class	(1,636,128)	(413,970)
Net Increase	3,885,329	3,284,488
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31,2025
Empower Lifetime 2065 Fund	2025(a)
OPERATIONS:
Net investment income	$2,745
Net realized gain	4,320
Net change in unrealized depreciation	(64)
Net Increase in Net Assets Resulting from Operations	7,001
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(456)
Service Class	(2,535)
Institutional Class	(279)
From Net Investment Income and Net Realized Gains	(3,270)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,031
Service Class	103,784
Institutional Class	10,009
Shares issued in reinvestment of distributions
Investor Class	456
Service Class	2,535
Institutional Class	279
Shares redeemed
Investor Class	(23)
Net Increase in Net Assets Resulting from Capital Share Transactions	136,071
Total Increase in Net Assets	139,802
NET ASSETS:
Beginning of period	0
End of period	$139,802
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,791
Service Class	8,927
Institutional Class	1,000
Shares issued in reinvestment of distributions
Investor Class	39
Service Class	216
Institutional Class	24
Shares redeemed
Investor Class	(2)
Net Increase	11,995
(a) Fund commenced operations on January 10, 2025.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.95	0.38	0.93	1.31	(0.35)	(0.15)	(0.50)	$13.76	10.14%
12/31/2024	$12.74	0.38	0.44	0.82	(0.35)	(0.26)	(0.61)	$12.95	6.43%
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
Service Class
12/31/2025	$12.94	0.29	0.99	1.28	(0.32)	(0.15)	(0.47)	$13.75	9.92%
12/31/2024	$12.71	0.31	0.50	0.81	(0.32)	(0.26)	(0.58)	$12.94	6.39%
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
Institutional Class
12/31/2025	$7.14	0.20	0.55	0.75	(0.40)	(0.15)	(0.55)	$7.34	10.54%
12/31/2024	$7.30	0.23	0.27	0.50	(0.40)	(0.26)	(0.66)	$7.14	6.82%
12/31/2023	$7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$7.30	10.69%
12/31/2022	$9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$7.15	(11.95%)
12/31/2021	$9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$9.26	8.85%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$334,896	0.47%	0.42%	2.80%	32%
12/31/2024	$300,597	0.47%	0.42%	2.87%	14%
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
Service Class
12/31/2025	$82,667	0.57%	0.52%	2.16%	32%
12/31/2024	$111,207	0.57%	0.52%	2.32%	14%
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
Institutional Class
12/31/2025	$34,850	0.12%	0.07%	2.63%	32%
12/31/2024	$48,556	0.12%	0.07%	3.11%	14%
12/31/2023	$55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$61,545	0.12%	0.08%	2.45%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.23	0.32	0.77	1.09	(0.29)	(0.19)	(0.48)	$10.84	10.69%
12/31/2024	$9.95	0.32	0.37	0.69	(0.30)	(0.11)	(0.41)	$10.23	6.95%
12/31/2023	$9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
Service Class
12/31/2025	$10.38	0.28	0.82	1.10	(0.28)	(0.19)	(0.47)	$11.01	10.59%
12/31/2024	$10.08	0.27	0.41	0.68	(0.27)	(0.11)	(0.38)	$10.38	6.76%
12/31/2023	$9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
Institutional Class
12/31/2025	$10.22	0.31	0.83	1.14	(0.33)	(0.19)	(0.52)	$10.84	11.14%
12/31/2024	$9.94	0.35	0.37	0.72	(0.33)	(0.11)	(0.44)	$10.22	7.28%
12/31/2023	$9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$486,143	0.47%	0.43%	2.98%	30%
12/31/2024	$381,420	0.47%	0.43%	3.07%	17%
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
Service Class
12/31/2025	$9,523	0.57%	0.53%	2.61%	30%
12/31/2024	$10,863	0.57%	0.53%	2.55%	17%
12/31/2023	$16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$24,730	0.57%	0.54%	2.23%	26%
Institutional Class
12/31/2025	$20,681	0.12%	0.08%	2.95%	30%
12/31/2024	$29,570	0.12%	0.08%	3.42%	17%
12/31/2023	$30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$46,048	0.12%	0.09%	2.90%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$13.71	0.45	1.15	1.60	(0.34)	(0.28)	(0.62)	$14.69	11.70%
12/31/2024	$13.40	0.45	0.54	0.99	(0.34)	(0.34)	(0.68)	$13.71	7.33%
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
Service Class
12/31/2025	$13.72	0.31	1.28	1.59	(0.31)	(0.28)	(0.59)	$14.72	11.57%
12/31/2024	$13.38	0.34	0.65	0.99	(0.31)	(0.34)	(0.65)	$13.72	7.34%
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
Institutional Class
12/31/2025	$5.89	0.16	0.55	0.71	(0.39)	(0.28)	(0.67)	$5.93	12.06%
12/31/2024	$6.13	0.21	0.27	0.48	(0.38)	(0.34)	(0.72)	$5.89	7.83%
12/31/2023	$6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$6.13	12.18%
12/31/2022	$8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$6.07	(13.43%)
12/31/2021	$8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$8.20	10.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$1,209,556	0.47%	0.44%	3.14%	35%
12/31/2024	$799,709	0.47%	0.44%	3.24%	20%
12/31/2023	$577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$655,221	0.47%	0.45%	2.43%	29%
Service Class
12/31/2025	$307,077	0.57%	0.54%	2.18%	35%
12/31/2024	$392,833	0.57%	0.54%	2.47%	20%
12/31/2023	$463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$764,922	0.57%	0.55%	2.00%	29%
Institutional Class
12/31/2025	$132,183	0.12%	0.09%	2.60%	35%
12/31/2024	$174,511	0.12%	0.09%	3.25%	20%
12/31/2023	$178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$188,094	0.12%	0.10%	2.66%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.49	0.36	1.00	1.36	(0.29)	(0.21)	(0.50)	$11.35	12.97%
12/31/2024	$10.25	0.36	0.47	0.83	(0.30)	(0.29)	(0.59)	$10.49	8.06%
12/31/2023	$9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
Service Class
12/31/2025	$10.65	0.26	1.10	1.36	(0.26)	(0.21)	(0.47)	$11.54	12.80%
12/31/2024	$10.38	0.29	0.54	0.83	(0.27)	(0.29)	(0.56)	$10.65	7.98%
12/31/2023	$9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
Institutional Class
12/31/2025	$10.51	0.29	1.10	1.39	(0.31)	(0.21)	(0.52)	$11.38	13.30%
12/31/2024	$10.25	0.37	0.51	0.88	(0.33)	(0.29)	(0.62)	$10.51	8.54%
12/31/2023	$9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$1,139,981	0.47%	0.45%	3.27%	26%
12/31/2024	$639,666	0.47%	0.45%	3.38%	13%
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
Service Class
12/31/2025	$30,261	0.57%	0.55%	2.29%	26%
12/31/2024	$34,979	0.57%	0.55%	2.67%	13%
12/31/2023	$36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$46,395	0.57%	0.55%	2.39%	25%
Institutional Class
12/31/2025	$65,940	0.12%	0.10%	2.59%	26%
12/31/2024	$88,197	0.12%	0.10%	3.46%	13%
12/31/2023	$73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$76,991	0.12%	0.10%	3.03%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$13.78	0.41	1.55	1.96	(0.29)	(0.34)	(0.63)	$15.11	14.35%
12/31/2024	$13.38	0.42	0.81	1.23	(0.30)	(0.53)	(0.83)	$13.78	9.19%
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
Service Class
12/31/2025	$13.57	0.30	1.61	1.91	(0.26)	(0.34)	(0.60)	$14.88	14.21%
12/31/2024	$13.18	0.34	0.85	1.19	(0.27)	(0.53)	(0.80)	$13.57	9.06%
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
Institutional Class
12/31/2025	$5.44	0.14	0.64	0.78	(0.34)	(0.34)	(0.68)	$5.54	14.63%
12/31/2024	$5.77	0.20	0.35	0.55	(0.35)	(0.53)	(0.88)	$5.44	9.54%
12/31/2023	$5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$5.77	14.91%
12/31/2022	$7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$5.61	(15.29%)
12/31/2021	$8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$7.92	13.83%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$1,197,684	0.47%	0.46%	2.80%	37%
12/31/2024	$775,753	0.47%	0.46%	2.98%	16%
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
Service Class
12/31/2025	$492,441	0.57%	0.56%	2.12%	37%
12/31/2024	$524,495	0.57%	0.56%	2.49%	16%
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
Institutional Class
12/31/2025	$203,635	0.12%	0.11%	2.45%	37%
12/31/2024	$245,015	0.12%	0.11%	3.29%	16%
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.62	0.31	1.35	1.66	(0.26)	(0.31)	(0.57)	$11.71	15.68%
12/31/2024	$10.28	0.32	0.72	1.04	(0.28)	(0.42)	(0.70)	$10.62	10.19%
12/31/2023	$9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
Service Class
12/31/2025	$10.80	0.24	1.44	1.68	(0.23)	(0.31)	(0.54)	$11.94	15.66%
12/31/2024	$10.43	0.25	0.79	1.04	(0.25)	(0.42)	(0.67)	$10.80	10.06%
12/31/2023	$9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
Institutional Class
12/31/2025	$10.71	0.26	1.46	1.72	(0.28)	(0.31)	(0.59)	$11.84	16.20%
12/31/2024	$10.36	0.38	0.70	1.08	(0.31)	(0.42)	(0.73)	$10.71	10.51%
12/31/2023	$9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$832,106	0.47%	0.46%	2.77%	31%
12/31/2024	$496,463	0.47%	0.46%	2.95%	12%
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
Service Class
12/31/2025	$24,811	0.57%	0.56%	2.11%	31%
12/31/2024	$25,005	0.57%	0.56%	2.24%	12%
12/31/2023	$25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$38,173	0.57%	0.56%	2.66%	24%
Institutional Class
12/31/2025	$50,680	0.12%	0.11%	2.33%	31%
12/31/2024	$70,765	0.12%	0.11%	3.46%	12%
12/31/2023	$55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$58,214	0.12%	0.11%	3.22%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$14.13	0.38	1.96	2.34	(0.26)	(0.45)	(0.71)	$15.76	16.71%
12/31/2024	$13.56	0.39	1.07	1.46	(0.27)	(0.62)	(0.89)	$14.13	10.82%
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
Service Class
12/31/2025	$13.40	0.27	1.92	2.19	(0.23)	(0.45)	(0.68)	$14.91	16.52%
12/31/2024	$12.89	0.32	1.06	1.38	(0.25)	(0.62)	(0.87)	$13.40	10.75%
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
Institutional Class
12/31/2025	$5.61	0.13	0.81	0.94	(0.31)	(0.45)	(0.76)	$5.79	17.15%
12/31/2024	$5.90	0.19	0.47	0.66	(0.33)	(0.62)	(0.95)	$5.61	11.17%
12/31/2023	$5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$5.90	17.19%
12/31/2022	$8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$5.63	(16.54%)
12/31/2021	$8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$8.19	16.39%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$891,657	0.47%	0.47%	2.49%	39%
12/31/2024	$577,099	0.47%	0.47%	2.69%	15%
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
Service Class
12/31/2025	$355,232	0.57%	0.57%	1.88%	39%
12/31/2024	$370,445	0.57%	0.57%	2.32%	15%
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
Institutional Class
12/31/2025	$157,414	0.12%	0.12%	2.24%	39%
12/31/2024	$186,514	0.12%	0.12%	3.01%	15%
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$11.23	0.29	1.64	1.93	(0.25)	(0.39)	(0.64)	$12.52	17.26%
12/31/2024	$10.83	0.32	0.88	1.20	(0.28)	(0.52)	(0.80)	$11.23	11.14%
12/31/2023	$9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
Service Class
12/31/2025	$11.40	0.23	1.72	1.95	(0.22)	(0.39)	(0.61)	$12.74	17.22%
12/31/2024	$10.97	0.27	0.93	1.20	(0.25)	(0.52)	(0.77)	$11.40	11.02%
12/31/2023	$9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
Institutional Class
12/31/2025	$11.29	0.26	1.73	1.99	(0.28)	(0.39)	(0.67)	$12.61	17.71%
12/31/2024	$10.88	0.36	0.88	1.24	(0.31)	(0.52)	(0.83)	$11.29	11.49%
12/31/2023	$9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$540,035	0.47%	0.47%	2.43%	33%
12/31/2024	$340,307	0.47%	0.47%	2.74%	12%
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
Service Class
12/31/2025	$22,522	0.57%	0.57%	1.90%	33%
12/31/2024	$22,694	0.57%	0.57%	2.34%	12%
12/31/2023	$23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$33,950	0.57%	0.57%	2.72%	24%
Institutional Class
12/31/2025	$47,509	0.12%	0.12%	2.18%	33%
12/31/2024	$61,377	0.12%	0.12%	3.12%	12%
12/31/2023	$46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$43,569	0.12%	0.12%	3.47%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$18.29	0.47	2.76	3.23	(0.21)	(0.43)	(0.64)	$20.88	17.71%
12/31/2024	$17.17	0.52	1.37	1.89	(0.22)	(0.55)	(0.77)	$18.29	11.10%
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
Service Class
12/31/2025	$17.58	0.34	2.73	3.07	(0.17)	(0.43)	(0.60)	$20.05	17.54%
12/31/2024	$16.52	0.37	1.44	1.81	(0.20)	(0.55)	(0.75)	$17.58	11.00%
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
Institutional Class
12/31/2025	$4.55	0.11	0.70	0.81	(0.27)	(0.43)	(0.70)	$4.66	18.18%
12/31/2024	$4.85	0.16	0.38	0.54	(0.29)	(0.55)	(0.84)	$4.55	11.41%
12/31/2023	$4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$4.85	17.52%
12/31/2022	$7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$4.73	(16.90%)
12/31/2021	$7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$7.24	16.54%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$331,964	0.47%	0.47%	2.36%	43%
12/31/2024	$209,285	0.47%	0.47%	2.83%	15%
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$85,259	0.47%	0.47%	3.39%	32%
Service Class
12/31/2025	$243,500	0.57%	0.57%	1.80%	43%
12/31/2024	$240,746	0.57%	0.57%	2.09%	15%
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
Institutional Class
12/31/2025	$153,949	0.12%	0.12%	2.22%	43%
12/31/2024	$157,897	0.12%	0.12%	3.10%	15%
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.75	0.29	1.63	1.92	(0.23)	(0.63)	(0.86)	$11.81	17.97%
12/31/2024	$10.32	0.33	0.79	1.12	(0.26)	(0.43)	(0.69)	$10.75	10.90%
12/31/2023	$9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
Service Class
12/31/2025	$10.85	0.25	1.67	1.92	(0.21)	(0.63)	(0.84)	$11.93	17.82%
12/31/2024	$10.39	0.27	0.85	1.12	(0.23)	(0.43)	(0.66)	$10.85	10.81%
12/31/2023	$9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
Institutional Class
12/31/2025	$10.82	0.20	1.78	1.98	(0.25)	(0.63)	(0.88)	$11.92	18.43%
12/31/2024	$10.37	0.38	0.79	1.17	(0.29)	(0.43)	(0.72)	$10.82	11.33%
12/31/2023	$9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$133,225	0.47%	0.47%	2.54%	43%
12/31/2024	$70,255	0.47%	0.47%	2.97%	18%
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
Service Class
12/31/2025	$3,171	0.57%	0.57%	2.14%	43%
12/31/2024	$2,098	0.57%	0.57%	2.43%	18%
12/31/2023	$1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$830	0.57%	0.57%	1.89%	32%
12/31/2021	$805	0.57%	0.57%	4.12%	46%
Institutional Class
12/31/2025	$9,869	0.12%	0.12%	1.72%	43%
12/31/2024	$19,066	0.12%	0.12%	3.43%	18%
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$3,245	0.12%	0.12%	3.97%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
12/31/2025 (d)	$10.00	(0.24)	2.20	1.96	(0.24)	(0.02)	(0.26)	$11.70	19.54% (e)
Service Class
12/31/2025 (d)	$10.00	2.61	(0.69)	1.92	(0.26)	(0.02)	(0.28)	$11.64	19.22% (e)
Institutional Class
12/31/2025 (d)	$10.00	(0.43)	2.40	1.97	(0.26)	(0.02)	(0.28)	$11.69	19.67% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(a)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(a)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(a)	Portfolio turnover rate(b)
Supplemental Data and Ratios
Investor Class
12/31/2025	$21	0.47%(h)	0.47%(h)	(2.21%)(h)	20%(e)
Service Class
12/31/2025	$106	0.57%(h)	0.50%(h)	23.96%(h)	20%(e)
Institutional Class
12/31/2025	$12	0.12%(h)	0.12%(h)	(4.06%)(h)	20%(e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on January 10, 2025.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs. Empower Lifetime 2065 Fund commenced operations on January 10, 2025.
Investment Objectives
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund - seeks income and secondarily, capital growth.
Empower Lifetime 2030 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2035 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2040 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2045 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2050 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2055 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2060 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2065 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2065, the Fund seeks income and secondarily, capital growth.
The Funds each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund

Annual Report - December 31, 2025

is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2025

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Lifetime 2015 Fund
	2025	2024
Ordinary income	$11,979,766	$13,122,359
Long-term capital gain	5,323,069	10,110,482
	$17,302,835	$23,232,841
Empower Lifetime 2020 Fund
	2025	2024
Ordinary income	$13,527,443	$12,017,617
Long-term capital gain	8,179,552	4,285,118
	$21,706,995	$16,302,735
Empower Lifetime 2025 Fund
	2025	2024
Ordinary income	$41,991,330	$38,313,348
Long-term capital gain	31,735,484	36,183,744
	$73,726,814	$74,497,092
Empower Lifetime 2030 Fund
	2025	2024
Ordinary income	$30,327,890	$21,139,024
Long-term capital gain	19,281,757	17,784,295
	$49,609,647	$38,923,319
Empower Lifetime 2035 Fund
	2025	2024
Ordinary income	$43,106,679	$41,065,707
Long-term capital gain	47,771,052	67,022,207
	$90,877,731	$108,087,914
Empower Lifetime 2040 Fund
	2025	2024
Ordinary income	$19,340,860	$15,209,780
Long-term capital gain	20,302,119	20,798,033
	$39,642,979	$36,007,813
Empower Lifetime 2045 Fund
	2025	2024
Ordinary income	$28,096,414	$27,782,939
Long-term capital gain	44,794,657	57,006,778
	$72,891,071	$84,789,717

Annual Report - December 31, 2025

Empower Lifetime 2050 Fund
	2025	2024
Ordinary income	$11,828,637	$10,316,204
Long-term capital gain	16,464,362	17,464,508
	$28,292,999	$27,780,712
Empower Lifetime 2055 Fund
	2025	2024
Ordinary income	$13,805,089	$14,560,426
Long-term capital gain	23,863,797	29,084,792
	$37,668,886	$43,645,218
Empower Lifetime 2060 Fund
	2025	2024
Ordinary income	$2,748,140	$2,220,985
Long-term capital gain	6,955,055	3,060,505
	$9,703,195	$5,281,490
Empower Lifetime 2065 Fund
2025
Ordinary income	$3,036
Long-term capital gain	234
$3,270
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Lifetime 2015 Fund
Undistributed net investment income	$92,071
Undistributed long-term capital gains	—
Capital loss carryforwards	(1,265,637)
Post-October losses	—
Net unrealized depreciation	(21,241,802)
Tax composition of capital	$(22,415,368)
Empower Lifetime 2020 Fund
Undistributed net investment income	$92,680
Undistributed long-term capital gains	1,799,299
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(20,446,005)
Tax composition of capital	$(18,554,026)

Annual Report - December 31, 2025

Empower Lifetime 2025 Fund
Undistributed net investment income	$265,164
Undistributed long-term capital gains	12,398,295
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(45,679,407)
Tax composition of capital	$(33,015,948)
Empower Lifetime 2030 Fund
Undistributed net investment income	$136,813
Undistributed long-term capital gains	18,785,455
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	53,236
Tax composition of capital	$18,975,504
Empower Lifetime 2035 Fund
Undistributed net investment income	$150,641
Undistributed long-term capital gains	23,386,200
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	11,214,702
Tax composition of capital	$34,751,543
Empower Lifetime 2040 Fund
Undistributed net investment income	$19,747
Undistributed long-term capital gains	17,940,518
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	22,373,737
Tax composition of capital	$40,334,002
Empower Lifetime 2045 Fund
Undistributed net investment income	$7,937
Undistributed long-term capital gains	22,998,974
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	39,775,234
Tax composition of capital	$62,782,145
Empower Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	16,502,133
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	28,703,860
Tax composition of capital	$45,205,993

Annual Report - December 31, 2025

Empower Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	13,144,798
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	27,688,420
Tax composition of capital	$40,833,218
Empower Lifetime 2060 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,339,981
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	5,774,463
Tax composition of capital	$10,114,444
Empower Lifetime 2065 Fund
Undistributed net investment income	$49
Undistributed long-term capital gains	3,746
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(64)
Tax composition of capital	$3,731
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Lifetime 2015 Fund	$473,825,614	$6,855,494	$(28,097,296)	$(21,241,802)
Empower Lifetime 2020 Fund	536,986,735	1,756,309	(22,202,314)	(20,446,005)
Empower Lifetime 2025 Fund	1,695,127,430	23,822,514	(69,501,921)	(45,679,407)
Empower Lifetime 2030 Fund	1,236,600,254	33,171,685	(33,118,449)	53,236
Empower Lifetime 2035 Fund	1,883,299,697	70,846,532	(59,631,830)	11,214,702
Empower Lifetime 2040 Fund	885,582,222	43,205,087	(20,831,350)	22,373,737
Empower Lifetime 2045 Fund	1,365,093,034	78,218,285	(38,443,051)	39,775,234
Empower Lifetime 2050 Fund	581,602,776	41,227,711	(12,523,851)	28,703,860
Empower Lifetime 2055 Fund	702,002,246	43,234,822	(15,546,402)	27,688,420
Empower Lifetime 2060 Fund	140,548,223	8,831,004	(3,056,541)	5,774,463
Empower Lifetime 2065 Fund	139,904	4,169	(4,233)	(64)
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.

Annual Report - December 31, 2025

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds have entered into an investment advisory agreement with, ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by ECM in consideration for ECM providing initial capital to the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 46.63%
Empower Bond Index Fund Institutional Class	5,079,214	$47,212,156	$7,723,931	$17,081,016	$(3,251,234)	$4,200,825	$1,964,426	$-	$42,055,896
Empower Core Bond Fund Institutional Class	2,967,332	23,176,307	7,045,627	6,942,197	(1,162,229)	1,972,254	894,218	-	25,251,991

Annual Report - December 31, 2025

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower Global Bond Fund Institutional Class	2,510,238	$25,135,848	$3,655,342	$11,767,488	$(1,602,759)	$2,681,669	$565,437	$-	$19,705,371
Empower High Yield Bond Fund Institutional Class	1,239,280	13,248,131	2,267,727	2,847,983	296,862	394,137	472,037	-	13,062,012
Empower Inflation-Protected Securities Fund Institutional Class	6,587,338	61,999,661	11,254,679	17,100,170	(1,645,858)	3,527,109	2,292,361	-	59,681,279
Empower Multi-Sector Bond Fund Institutional Class	3,026,273	18,783,010	11,346,516	6,238,568	(721,428)	1,166,585	1,432,497	-	25,057,543
Empower Short Duration Bond Fund Institutional Class	2,713,245	26,624,264	5,462,844	6,581,698	(196,647)	650,272	1,018,888	-	26,155,682
					(8,283,293)	14,592,851	8,639,864	0	210,969,774
EQUITY MUTUAL FUNDS 38.46%
Empower Emerging Markets Equity Fund Institutional Class	394,175	6,583,574	624,092	3,756,159	88,305	1,333,783	59,551	-	4,785,290
Empower International Growth Fund Institutional Class	882,727	8,930,431	1,895,306	3,009,041	(218,538)	551,558	67,657	576,281	8,368,254
Empower International Index Fund Institutional Class	1,375,419	19,147,407	2,811,785	7,817,052	554,664	3,724,549	536,522	232,138	17,866,689
Empower International Value Fund Institutional Class	915,628	10,210,841	1,943,293	4,917,785	211,451	2,203,773	270,794	590,885	9,440,122
Empower Large Cap Growth Fund Institutional Class	1,031,335	17,227,389	3,172,323	6,512,335	1,800,338	(1,294,773)	8,498	1,288,464	12,592,604
Empower Large Cap Value Fund Institutional Class	1,974,860	18,904,970	2,990,150	10,689,862	(1,355,401)	2,401,525	286,685	1,070,460	13,606,783
Empower Mid Cap Value Fund Institutional Class	1,717,074	8,119,580	9,641,469	3,392,820	56,126	3,681	790,377	370,396	14,371,910
Empower Real Estate Index Fund Institutional Class	1,488,966	4,040,781	10,714,425	2,534,732	(95,329)	78,389	339,731	83,994	12,298,863
Empower S&P 500® Index Fund Institutional Class	5,776,222	36,134,608	33,932,277	16,086,878	1,219,331	7,132,421	1,521,608	262,370	61,112,428
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,479,930	263,330	16,114,184	(529,528)	370,924	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	6,712,546	114,456	7,065,910	(506,194)	238,908	-	-	-
Empower Small Cap Growth Fund Institutional Class	175,038	643,591	1,748,373	525,521	18,576	118,492	4,354	84,206	1,984,935
Empower Small Cap Value Fund Institutional Class	645,491	3,625,951	1,939,903	1,378,887	(156,906)	208,826	56,321	123,321	4,395,793
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,722,341	7,396,485	9,601,335	3,937,502	(1,147,437)	115,814	-	1,587,925	13,176,132
					(60,542)	17,187,870	3,942,098	6,270,440	173,999,803
FIXED INTEREST CONTRACT 13.45%
Empower of America Contract	60,835,724	61,921,336	12,257,097	14,485,684	-	-	1,142,975	-	60,835,724
					0	0	1,142,975	0	60,835,724
				Total	$(8,343,835)	$31,780,721	$13,724,937	$6,270,440	$445,805,301

Annual Report - December 31, 2025

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 44.64%
Empower Bond Index Fund Institutional Class	6,149,336	$46,453,323	$14,463,762	$12,863,463	$(2,119,086)	$2,862,882	$2,366,910	$-	$50,916,504
Empower Core Bond Fund Institutional Class	3,597,489	22,833,492	10,642,326	4,405,254	(784,350)	1,544,066	1,077,071	-	30,614,630
Empower Global Bond Fund Institutional Class	2,897,113	23,109,052	6,527,820	9,141,167	(1,279,134)	2,246,633	645,077	-	22,742,338
Empower High Yield Bond Fund Institutional Class	1,526,961	13,062,179	4,383,358	2,066,596	(30,129)	715,232	577,023	-	16,094,173
Empower Inflation-Protected Securities Fund Institutional Class	6,054,004	45,390,820	15,964,453	8,911,797	(1,211,143)	2,405,797	2,095,201	-	54,849,273
Empower Multi-Sector Bond Fund Institutional Class	3,633,518	18,470,444	14,689,418	4,016,114	(644,169)	941,781	1,708,643	-	30,085,529
Empower Short Duration Bond Fund Institutional Class	2,614,692	20,161,118	7,882,697	3,231,151	(126,441)	392,970	975,886	-	25,205,634
					(6,194,452)	11,109,361	9,445,811	0	230,508,081
EQUITY MUTUAL FUNDS 42.24%
Empower Emerging Markets Equity Fund Institutional Class	532,660	7,161,052	1,509,911	3,382,948	506,480	1,178,480	79,974	-	6,466,495
Empower International Growth Fund Institutional Class	1,154,926	9,438,538	3,557,357	2,257,772	27,503	210,578	88,231	745,804	10,948,701
Empower International Index Fund Institutional Class	1,799,248	20,200,606	5,905,008	7,090,946	370,405	4,357,568	699,479	303,150	23,372,236
Empower International Value Fund Institutional Class	1,201,123	10,755,448	3,739,380	4,454,945	274,582	2,343,696	353,401	769,269	12,383,579
Empower Large Cap Growth Fund Institutional Class	1,274,698	17,078,854	5,499,317	5,306,933	2,102,628	(1,707,177)	10,469	1,560,500	15,564,061
Empower Large Cap Value Fund Institutional Class	2,441,621	18,761,249	5,429,253	9,418,995	(1,058,949)	2,051,260	351,322	1,308,065	16,822,767
Empower Mid Cap Value Fund Institutional Class	2,097,648	8,031,418	11,778,310	2,182,765	71,455	(69,650)	937,410	441,024	17,557,313
Empower Real Estate Index Fund Institutional Class	1,748,929	3,743,876	12,121,824	1,361,965	14,452	(57,581)	396,765	92,722	14,446,154
Empower S&P 500® Index Fund Institutional Class	7,145,425	35,840,675	43,257,748	11,379,826	1,188,911	7,880,004	1,873,930	312,516	75,598,601
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,405,492	781,676	16,208,598	(191,684)	21,430	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	7,411,559	377,939	7,771,928	(286,728)	(17,570)	-	-	-
Empower Small Cap Growth Fund Institutional Class	240,560	715,788	2,281,563	388,855	48,975	119,452	5,477	113,253	2,727,948
Empower Small Cap Value Fund Institutional Class	885,356	3,959,709	2,961,052	1,001,947	(40,033)	110,458	76,995	162,761	6,029,272
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,339,479	7,321,549	11,817,777	2,298,553	(601,506)	(677,695)	-	1,902,439	16,163,078
					2,426,491	15,743,253	4,873,453	7,711,503	218,080,205

Annual Report - December 31, 2025

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
FIXED INTEREST CONTRACT 11.38%
Empower of America Contract	58,756,614	$47,035,647	$17,848,508	$7,096,428	$-	$-	$968,887	$-	$58,756,614
					0	0	968,887	0	58,756,614
				Total	$(3,767,961)	$26,852,614	$15,288,151	$7,711,503	$507,344,900
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 40.04%
Empower Bond Index Fund Institutional Class	20,237,566	$152,919,271	$49,193,298	$46,089,496	$(9,080,078)	$11,543,975	$7,790,045	$-	$167,567,048
Empower Core Bond Fund Institutional Class	11,827,576	75,323,233	37,175,129	17,669,160	(3,311,867)	5,823,471	3,540,970	-	100,652,673
Empower Global Bond Fund Institutional Class	8,700,111	72,394,434	20,369,340	31,957,921	(4,465,824)	7,490,020	1,936,512	-	68,295,873
Empower High Yield Bond Fund Institutional Class	4,841,196	43,126,618	13,826,003	7,490,518	646,958	1,564,105	1,829,232	-	51,026,208
Empower Inflation-Protected Securities Fund Institutional Class	12,445,563	111,186,783	33,373,139	39,917,668	(5,155,622)	8,114,544	4,307,343	-	112,756,798
Empower Multi-Sector Bond Fund Institutional Class	11,694,344	60,917,167	48,186,769	15,335,708	(2,053,789)	3,060,941	5,498,978	-	96,829,169
Empower Short Duration Bond Fund Institutional Class	6,535,153	51,610,625	20,255,840	9,986,578	(421,245)	1,118,983	2,439,079	-	62,998,870
					(23,841,467)	38,716,039	27,342,159	0	660,126,639
EQUITY MUTUAL FUNDS 48.85%
Empower Emerging Markets Equity Fund Institutional Class	2,131,474	28,077,491	6,082,177	14,618,493	413,324	6,334,915	320,025	-	25,876,090
Empower International Growth Fund Institutional Class	4,471,311	35,734,111	14,096,188	10,112,299	(1,773,027)	2,670,026	341,642	2,886,706	42,388,026
Empower International Index Fund Institutional Class	6,958,357	76,652,652	23,107,626	23,720,956	3,844,141	14,349,735	2,704,462	1,172,195	90,389,057
Empower International Value Fund Institutional Class	4,637,939	40,894,827	14,577,553	16,262,019	1,458,334	8,606,795	1,364,689	2,970,242	47,817,156
Empower Large Cap Growth Fund Institutional Class	4,652,140	61,028,033	20,225,271	21,213,876	4,702,844	(3,236,798)	38,214	5,691,654	56,802,630
Empower Large Cap Value Fund Institutional Class	8,921,142	67,107,111	19,935,543	33,349,145	(4,226,904)	7,773,161	1,283,489	4,778,069	61,466,670
Empower Mid Cap Value Fund Institutional Class	7,598,561	28,766,974	44,208,487	9,604,036	(245,019)	228,530	3,390,371	1,595,389	63,599,955
Empower Real Estate Index Fund Institutional Class	5,740,420	12,405,346	40,893,099	6,143,360	(437,706)	260,784	1,302,276	303,175	47,415,869
Empower S&P 500® Index Fund Institutional Class	26,077,086	128,137,686	165,507,635	50,360,835	721,224	32,611,085	6,839,554	1,138,824	275,895,571
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	54,971,000	2,611,023	60,047,911	(3,104,471)	2,465,888	-	-	-

Annual Report - December 31, 2025

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower S&P Small Cap 600® Index Fund Institutional Class	-	$29,189,557	$1,394,185	$31,878,675	$(2,499,300)	$1,294,933	$-	$-	$-
Empower Small Cap Growth Fund Institutional Class	970,274	2,727,619	9,552,712	1,922,296	48,168	644,872	22,009	456,493	11,002,907
Empower Small Cap Value Fund Institutional Class	3,584,928	15,721,706	12,743,015	4,993,549	(657,876)	942,184	311,815	658,061	24,413,356
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	12,076,313	26,304,237	44,351,039	11,747,586	(4,172,416)	(458,334)	-	6,873,233	58,449,356
					(5,928,684)	74,487,776	17,918,546	28,524,041	805,516,643
FIXED INTEREST CONTRACT 8.91%
Empower of America Contract	146,911,370	120,021,149	46,153,515	21,710,013	-	-	2,446,719	-	146,911,370
					0	0	2,446,719	0	146,911,370
				Total	$(29,770,151)	$113,203,815	$47,707,424	$28,524,041	$1,612,554,652
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 33.72%
Empower Bond Index Fund Institutional Class	14,528,642	$80,559,967	$51,493,188	$14,885,946	$(2,411,873)	$3,129,948	$5,547,237	$-	$120,297,157
Empower Core Bond Fund Institutional Class	8,502,488	39,568,980	35,670,437	4,996,571	(880,708)	2,113,323	2,521,032	-	72,356,169
Empower Global Bond Fund Institutional Class	5,687,363	36,573,653	19,576,557	14,440,301	(1,480,070)	2,935,894	1,248,124	-	44,645,803
Empower High Yield Bond Fund Institutional Class	3,299,164	22,681,398	14,174,276	3,297,658	(40,276)	1,215,168	1,233,072	-	34,773,184
Empower Inflation-Protected Securities Fund Institutional Class	4,880,509	42,635,822	20,107,440	21,359,009	(1,874,694)	2,833,162	1,674,401	-	44,217,415
Empower Multi-Sector Bond Fund Institutional Class	8,213,443	31,993,508	39,573,848	4,409,590	(692,740)	849,542	3,824,820	-	68,007,308
Empower Short Duration Bond Fund Institutional Class	3,375,885	21,072,119	13,947,921	2,746,564	(102,503)	270,058	1,248,306	-	32,543,534
					(7,482,864)	13,347,095	17,296,992	0	416,840,570
EQUITY MUTUAL FUNDS 57.33%
Empower Emerging Markets Equity Fund Institutional Class	2,035,439	19,364,436	9,046,573	8,102,155	1,105,341	4,401,381	302,772	-	24,710,235
Empower International Growth Fund Institutional Class	4,109,729	23,943,821	18,190,356	3,755,321	(475,031)	581,375	311,912	2,617,609	38,960,231
Empower International Index Fund Institutional Class	6,385,778	51,218,177	31,680,670	13,038,666	330,552	13,091,073	2,468,197	1,071,382	82,951,254
Empower International Value Fund Institutional Class	4,271,845	27,334,534	19,040,597	9,043,740	487,468	6,711,329	1,246,447	2,706,984	44,042,720
Empower Large Cap Growth Fund Institutional Class	4,046,402	38,498,357	24,113,786	10,387,383	3,480,224	(2,818,187)	33,017	4,842,084	49,406,573

Annual Report - December 31, 2025

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower Large Cap Value Fund Institutional Class	7,748,111	$42,334,778	$24,377,541	$17,567,486	$(2,100,663)	$4,239,650	$1,101,726	$4,090,816	$53,384,483
Empower Mid Cap Value Fund Institutional Class	6,530,131	18,111,476	40,061,337	3,411,586	(89,488)	(104,030)	2,828,334	1,335,836	54,657,197
Empower Real Estate Index Fund Institutional Class	4,436,297	6,994,418	31,546,242	1,699,576	(3,709)	(197,273)	997,464	220,106	36,643,811
Empower S&P 500® Index Fund Institutional Class	22,677,034	80,599,985	156,491,712	21,081,560	1,421,942	23,912,883	5,901,745	952,733	239,923,020
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	34,703,481	3,296,065	38,825,366	(1,229,664)	825,820	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	20,232,308	1,931,776	22,419,829	(1,111,470)	255,745	-	-	-
Empower Small Cap Growth Fund Institutional Class	922,360	1,901,191	8,937,739	878,918	94,173	499,554	19,119	423,880	10,459,566
Empower Small Cap Value Fund Institutional Class	3,398,464	10,842,928	13,946,121	2,130,129	(197,694)	484,618	293,585	599,563	23,143,538
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,418,469	16,567,150	40,388,820	3,784,702	(1,228,314)	(2,745,878)	-	5,781,760	50,425,390
					483,667	49,138,060	15,504,318	24,642,753	708,708,018
FIXED INTEREST CONTRACT 6.15%
Empower of America Contract	75,985,752	48,910,022	31,688,595	5,723,055	-	-	1,110,190	-	75,985,752
					0	0	1,110,190	0	75,985,752
				Total	$(6,999,197)	$62,485,155	$33,911,500	$24,642,753	$1,201,534,340
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 24.96%
Empower Bond Index Fund Institutional Class	17,842,211	$136,106,340	$42,252,531	$40,568,079	$(7,679,259)	$9,942,718	$6,873,307	$-	$147,733,510
Empower Core Bond Fund Institutional Class	10,417,777	66,762,333	31,102,883	14,188,389	(2,718,208)	4,978,453	3,121,532	-	88,655,280
Empower Global Bond Fund Institutional Class	6,705,071	59,801,627	15,479,921	29,155,369	(4,054,148)	6,508,627	1,494,020	-	52,634,806
Empower High Yield Bond Fund Institutional Class	4,023,077	38,417,411	11,268,426	8,522,127	660,635	1,239,526	1,521,472	-	42,403,236
Empower Inflation-Protected Securities Fund Institutional Class	3,006,851	50,711,542	8,959,927	36,999,084	(3,198,000)	4,569,682	1,041,509	-	27,242,067
Empower Multi-Sector Bond Fund Institutional Class	10,014,516	54,043,337	38,339,177	12,141,826	(1,747,753)	2,679,500	4,713,062	-	82,920,188
Empower Short Duration Bond Fund Institutional Class	3,227,438	27,393,057	8,942,064	5,848,291	(245,127)	625,675	1,205,554	-	31,112,505
					(18,981,860)	30,544,181	19,970,456	0	472,701,592

Annual Report - December 31, 2025

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
EQUITY MUTUAL FUNDS 67.64%
Empower Emerging Markets Equity Fund Institutional Class	3,960,775	$49,222,359	$10,071,205	$23,592,639	$56,390	$12,382,880	$595,163	$-	$48,083,805
Empower International Growth Fund Institutional Class	7,728,667	59,136,713	24,334,603	12,996,469	(1,358,394)	2,792,917	590,945	4,994,755	73,267,764
Empower International Index Fund Institutional Class	12,059,700	126,889,250	36,721,089	29,601,510	8,426,458	22,646,681	4,688,270	2,031,896	156,655,510
Empower International Value Fund Institutional Class	8,049,043	67,713,934	23,234,121	21,137,762	3,995,195	13,175,340	2,370,234	5,159,326	82,985,633
Empower Large Cap Growth Fund Institutional Class	7,219,843	90,045,691	29,472,249	31,122,777	2,560,746	(240,883)	59,347	8,845,404	88,154,280
Empower Large Cap Value Fund Institutional Class	13,838,183	98,922,445	28,603,734	38,323,437	(752,293)	6,142,341	1,992,730	7,419,199	95,345,083
Empower Mid Cap Value Fund Institutional Class	11,552,897	42,325,454	65,917,945	12,429,952	(863,459)	884,304	5,161,254	2,428,326	96,697,751
Empower Real Estate Index Fund Institutional Class	6,969,120	14,340,025	49,707,466	6,760,943	(464,371)	278,379	1,582,291	369,225	57,564,927
Empower S&P 500® Index Fund Institutional Class	40,445,986	189,128,751	254,265,319	64,920,369	2,499,522	49,444,832	10,616,178	1,770,017	427,918,533
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	81,052,955	3,838,410	88,549,054	(4,604,060)	3,657,689	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	51,503,402	2,449,131	58,289,946	(6,496,236)	4,337,413	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,792,911	4,779,631	17,364,848	3,364,834	(249,473)	1,551,967	40,844	844,748	20,331,612
Empower Small Cap Value Fund Institutional Class	6,586,209	27,596,057	23,330,004	8,631,021	(1,986,500)	2,557,043	573,274	1,211,535	44,852,083
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	18,380,636	38,674,363	67,750,056	18,064,419	(7,622,278)	602,280	-	10,477,238	88,962,280
					(6,858,753)	120,213,183	28,270,530	45,551,669	1,280,819,261
FIXED INTEREST CONTRACT 3.83%
Empower of America Contract	72,526,071	63,524,281	19,673,442	11,905,251	-	-	1,233,599	-	72,526,071
					0	0	1,233,599	0	72,526,071
				Total	$(25,840,613)	$150,757,364	$49,474,585	$45,551,669	$1,826,046,924
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 16.64%
Empower Bond Index Fund Institutional Class	6,010,936	$37,666,988	$20,077,069	$9,532,022	$(1,170,284)	$1,558,511	$2,306,551	$-	$49,770,546
Empower Core Bond Fund Institutional Class	3,516,264	18,514,467	13,201,655	2,834,765	(485,402)	1,042,047	1,047,619	-	29,923,404
Empower Global Bond Fund Institutional Class	2,220,948	16,105,136	7,200,058	6,781,938	(285,401)	911,182	489,476	-	17,434,438

Annual Report - December 31, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower High Yield Bond Fund Institutional Class	1,367,336	$10,629,527	$5,504,850	$2,289,246	$(52,890)	$566,589	$513,427	$-	$14,411,720
Empower Inflation-Protected Securities Fund Institutional Class	377,328	9,231,518	1,892,161	8,101,609	(157,954)	396,526	130,098	-	3,418,596
Empower Multi-Sector Bond Fund Institutional Class	3,367,589	15,011,622	14,699,580	2,263,966	(328,113)	436,399	1,575,769	-	27,883,635
Empower Short Duration Bond Fund Institutional Class	852,312	5,686,617	3,337,161	846,991	8,369	39,498	316,693	-	8,216,285
					(2,471,675)	4,950,752	6,379,633	0	151,058,624
EQUITY MUTUAL FUNDS 76.92%
Empower Emerging Markets Equity Fund Institutional Class	2,309,108	23,241,441	9,063,627	9,803,074	822,684	5,530,573	345,115	-	28,032,567
Empower International Growth Fund Institutional Class	4,371,528	27,102,285	18,368,514	5,394,886	(1,145,554)	1,366,176	333,480	2,796,378	41,442,089
Empower International Index Fund Institutional Class	6,821,516	58,100,361	31,049,713	14,455,043	874,943	13,916,466	2,640,910	1,146,538	88,611,497
Empower International Value Fund Institutional Class	4,552,109	30,979,835	18,344,383	10,070,539	297,066	7,678,560	1,334,762	2,898,119	46,932,239
Empower Large Cap Growth Fund Institutional Class	3,874,753	38,929,680	21,172,577	10,963,498	2,478,739	(1,828,025)	31,777	4,652,698	47,310,734
Empower Large Cap Value Fund Institutional Class	7,417,547	42,746,436	21,415,343	17,485,547	(2,260,828)	4,430,667	1,059,515	3,932,963	51,106,899
Empower Mid Cap Value Fund Institutional Class	6,136,217	18,281,924	36,469,461	3,818,699	(572,590)	427,448	2,654,976	1,254,476	51,360,134
Empower Real Estate Index Fund Institutional Class	3,424,529	5,548,046	24,456,119	1,689,508	(114,536)	(28,049)	773,713	169,589	28,286,608
Empower S&P 500® Index Fund Institutional Class	21,731,469	81,734,971	144,807,869	21,336,927	(182,879)	24,713,025	5,683,743	914,570	229,918,938
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	35,053,211	2,751,601	39,524,002	(2,108,315)	1,719,190	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	24,137,575	1,904,380	27,141,288	(2,098,960)	1,099,333	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,033,282	2,242,257	9,843,765	1,043,356	(72)	674,754	21,334	476,446	11,717,420
Empower Small Cap Value Fund Institutional Class	3,831,471	12,948,076	14,987,552	2,787,512	(606,055)	944,204	332,706	677,152	26,092,320
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,766,388	16,746,891	37,197,762	5,108,816	(2,159,756)	(1,566,518)	-	5,436,253	47,269,319
					(6,776,113)	59,077,804	15,212,031	24,355,182	698,080,764
FIXED INTEREST CONTRACT 2.10%
Empower of America Contract	19,032,703	13,278,512	7,348,205	1,878,927	-	-	284,913	-	19,032,703
					0	0	284,913	0	19,032,703
				Total	$(9,247,788)	$64,028,556	$21,876,577	$24,355,182	$868,172,091

Annual Report - December 31, 2025

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 11.64%
Empower Bond Index Fund Institutional Class	6,775,623	$47,862,386	$17,017,810	$11,528,530	$(2,016,806)	$2,750,495	$2,606,013	$-	$56,102,161
Empower Core Bond Fund Institutional Class	3,964,487	23,485,362	13,531,721	4,986,159	(915,262)	1,706,862	1,185,574	-	33,737,786
Empower Global Bond Fund Institutional Class	2,474,125	20,027,812	5,507,672	8,064,091	(1,126,351)	1,950,488	549,602	-	19,421,881
Empower High Yield Bond Fund Institutional Class	1,556,285	13,478,913	4,376,961	1,994,402	145,605	541,770	587,240	-	16,403,242
Empower Inflation-Protected Securities Fund Institutional Class	-	6,583,238	244,109	7,238,514	(232,650)	411,167	5	-	-
Empower Multi-Sector Bond Fund Institutional Class	3,792,900	19,044,151	15,746,503	4,356,907	(680,383)	971,464	1,781,508	-	31,405,211
Empower Short Duration Bond Fund Institutional Class	666,415	5,226,403	2,048,601	948,491	(30,201)	97,728	248,462	-	6,424,241
					(4,856,048)	8,429,974	6,958,404	0	163,494,522
EQUITY MUTUAL FUNDS 82.34%
Empower Emerging Markets Equity Fund Institutional Class	4,092,122	52,008,864	9,706,510	24,799,555	(46,203)	12,762,542	613,754	-	49,678,361
Empower International Growth Fund Institutional Class	7,503,129	59,088,724	23,027,499	13,381,925	(962,180)	2,395,361	572,983	4,835,003	71,129,659
Empower International Index Fund Institutional Class	11,677,821	126,666,611	34,892,854	32,043,664	7,905,190	22,179,090	4,537,563	1,967,281	151,694,891
Empower International Value Fund Institutional Class	7,792,974	67,539,014	21,492,192	21,155,326	4,137,256	12,469,679	2,291,034	4,984,337	80,345,559
Empower Large Cap Growth Fund Institutional Class	6,304,975	80,208,038	24,732,674	27,485,900	2,261,340	(471,071)	51,762	7,687,249	76,983,741
Empower Large Cap Value Fund Institutional Class	12,065,141	88,063,492	24,425,978	35,911,921	(1,910,688)	6,551,275	1,733,173	6,448,878	83,128,824
Empower Mid Cap Value Fund Institutional Class	9,879,162	37,699,101	54,239,797	9,293,833	(117,445)	43,525	4,386,367	2,065,523	82,688,590
Empower Real Estate Index Fund Institutional Class	5,449,285	10,759,125	39,003,025	4,942,530	(355,925)	191,475	1,235,003	284,517	45,011,095
Empower S&P 500® Index Fund Institutional Class	35,303,797	168,163,826	213,480,791	50,491,323	1,804,815	42,360,883	9,252,581	1,531,653	373,514,177
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	72,247,494	2,677,081	77,245,415	(3,156,159)	2,320,840	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	53,659,878	1,996,588	60,944,637	(7,527,446)	5,288,171	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,807,171	5,093,645	16,917,885	3,146,041	(385,409)	1,627,835	40,344	847,073	20,493,324
Empower Small Cap Value Fund Institutional Class	6,692,176	28,729,565	22,282,990	8,201,139	(2,274,515)	2,762,304	581,758	1,220,049	45,573,720
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	15,708,983	34,501,096	56,067,950	14,691,663	(6,224,264)	154,095	-	8,904,084	76,031,478
					(6,851,633)	110,636,004	25,296,322	40,775,647	1,156,273,419

Annual Report - December 31, 2025

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
FIXED INTEREST CONTRACT 1.06%
Empower of America Contract	14,928,966	$12,224,850	$4,532,414	$2,075,025	$-	$-	$246,727	$-	$14,928,966
					0	0	246,727	0	14,928,966
				Total	$(11,707,681)	$119,065,978	$32,501,453	$40,775,647	$1,334,696,907
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 8.08%
Empower Bond Index Fund Institutional Class	2,044,046	$12,942,397	$6,031,725	$2,533,137	$(326,690)	$483,712	$782,378	$-	$16,924,697
Empower Core Bond Fund Institutional Class	1,194,999	6,324,797	4,425,430	931,955	(148,508)	351,170	355,354	-	10,169,442
Empower Global Bond Fund Institutional Class	772,847	5,334,190	2,166,124	1,750,657	(101,050)	317,190	170,314	-	6,066,847
Empower High Yield Bond Fund Institutional Class	490,913	3,644,471	1,779,271	445,689	(5,422)	196,170	184,079	-	5,174,223
Empower Inflation-Protected Securities Fund Institutional Class	-	636,989	40,470	688,832	6,126	11,373	1	-	-
Empower Multi-Sector Bond Fund Institutional Class	1,156,460	5,131,824	5,101,444	814,139	(105,449)	156,362	540,116	-	9,575,491
Empower Short Duration Bond Fund Institutional Class	144,677	977,694	539,435	129,508	2,827	7,063	53,648	-	1,394,684
					(678,166)	1,523,040	2,085,890	0	49,305,384
EQUITY MUTUAL FUNDS 85.88%
Empower Emerging Markets Equity Fund Institutional Class	1,971,766	21,521,905	6,475,413	8,805,790	925,750	4,745,714	294,132	-	23,937,242
Empower International Growth Fund Institutional Class	3,502,430	23,752,246	13,141,005	4,982,646	(932,181)	1,292,430	266,373	2,239,709	33,203,035
Empower International Index Fund Institutional Class	5,459,926	50,916,724	21,499,744	13,305,646	785,589	11,813,616	2,109,999	915,514	70,924,438
Empower International Value Fund Institutional Class	3,644,785	27,148,768	12,793,150	8,821,860	392,688	6,457,677	1,066,202	2,316,966	37,577,735
Empower Large Cap Growth Fund Institutional Class	2,797,714	30,469,305	13,496,682	8,164,280	2,251,127	(1,641,614)	22,875	3,369,768	34,160,093
Empower Large Cap Value Fund Institutional Class	5,362,662	33,457,770	13,655,751	13,476,305	(1,588,001)	3,311,526	765,196	2,843,333	36,948,742
Empower Mid Cap Value Fund Institutional Class	4,342,747	14,316,609	24,622,137	2,865,695	(358,358)	275,739	1,893,644	893,427	36,348,790
Empower Real Estate Index Fund Institutional Class	2,424,818	4,111,407	17,258,279	1,298,082	(49,525)	(42,605)	546,668	122,479	20,028,999
Empower S&P 500® Index Fund Institutional Class	15,675,244	63,884,689	99,249,386	15,575,297	109,500	18,285,306	4,089,178	666,068	165,844,084
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	27,453,577	1,737,595	30,218,680	(1,331,351)	1,027,508	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	21,937,970	1,395,385	24,107,510	(1,682,484)	774,155	-	-	-

Annual Report - December 31, 2025

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower Small Cap Growth Fund Institutional Class	864,758	$2,074,909	$8,039,300	$877,457	$5,540	$569,605	$18,410	$400,156	$9,806,357
Empower Small Cap Value Fund Institutional Class	3,186,002	11,732,628	11,508,926	2,304,499	(505,391)	759,619	275,806	568,616	21,696,674
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,908,255	13,118,564	25,267,400	3,808,164	(1,492,168)	(1,141,844)	-	3,861,988	33,435,956
					(3,469,265)	46,486,832	11,348,483	18,198,024	523,912,145
FIXED INTEREST CONTRACT 0.55%
Empower of America Contract	3,331,924	2,244,570	1,336,054	299,201	-	-	50,501	-	3,331,924
					0	0	50,501	0	3,331,924
				Total	$(4,147,431)	$48,009,872	$13,484,874	$18,198,024	$576,549,453
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 6.24%
Empower Bond Index Fund Institutional Class	1,884,519	$16,475,332	$4,566,594	$6,594,460	$(879,171)	$1,156,349	$724,679	$-	$15,603,815
Empower Core Bond Fund Institutional Class	1,096,638	8,088,382	2,851,473	2,251,843	(387,847)	644,374	327,922	-	9,332,386
Empower Global Bond Fund Institutional Class	738,926	6,853,692	1,712,007	3,384,876	(343,468)	619,744	164,185	-	5,800,567
Empower High Yield Bond Fund Institutional Class	462,465	4,674,993	1,317,111	1,340,712	280	222,989	174,507	-	4,874,381
Empower Multi-Sector Bond Fund Institutional Class	1,075,956	6,562,347	3,649,804	1,661,677	(244,733)	358,443	505,337	-	8,908,917
Empower Short Duration Bond Fund Institutional Class	105,248	913,515	337,723	251,168	(2,041)	14,522	39,236	-	1,014,592
					(1,856,980)	3,016,421	1,935,866	0	45,534,658
EQUITY MUTUAL FUNDS 87.52%
Empower Emerging Markets Equity Fund Institutional Class	2,553,080	32,825,803	6,103,940	15,599,337	391,018	7,663,982	382,900	-	30,994,388
Empower International Growth Fund Institutional Class	4,393,697	35,238,693	13,950,521	10,094,566	(1,612,727)	2,557,600	335,434	2,831,893	41,652,248
Empower International Index Fund Institutional Class	6,850,412	75,505,693	20,916,952	21,361,486	4,079,468	13,925,688	2,658,385	1,152,427	88,986,847
Empower International Value Fund Institutional Class	4,568,971	40,243,816	12,781,237	14,180,299	1,696,377	8,261,334	1,343,018	2,922,330	47,106,088
Empower Large Cap Growth Fund Institutional Class	3,337,729	42,809,768	13,176,947	13,819,381	2,490,688	(1,413,668)	27,394	4,073,156	40,753,666
Empower Large Cap Value Fund Institutional Class	6,388,048	46,956,698	13,119,017	19,833,155	(1,240,439)	3,771,091	917,727	3,415,369	44,013,651
Empower Mid Cap Value Fund Institutional Class	5,123,677	20,145,436	29,002,311	6,602,926	(327,849)	340,354	2,275,936	1,071,445	42,885,175
Empower Real Estate Index Fund Institutional Class	2,968,281	5,952,771	21,965,310	3,445,790	(125,275)	45,709	672,626	155,504	24,518,000

Annual Report - December 31, 2025

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower S&P 500® Index Fund Institutional Class	18,713,853	$89,829,770	$118,239,358	$32,704,381	$1,303,473	$22,627,815	$4,903,618	$813,634	$197,992,562
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	38,541,723	1,453,437	41,292,016	(1,722,247)	1,296,856	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	33,009,628	1,251,203	36,759,345	(3,850,746)	2,498,514	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,097,290	3,094,235	10,610,495	2,095,521	(55,599)	834,054	24,641	514,831	12,443,263
Empower Small Cap Value Fund Institutional Class	4,058,561	17,668,975	14,142,073	5,932,391	(1,437,608)	1,760,142	352,709	741,491	27,638,799
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,136,921	18,371,584	29,893,660	9,302,915	(3,516,225)	420,369	-	4,616,946	39,382,698
					(3,927,691)	64,589,840	13,894,388	22,309,026	638,367,385
FIXED INTEREST CONTRACT 0.32%
Empower of America Contract	2,316,841	2,184,275	640,034	547,689	-	-	40,221	-	2,316,841
					0	0	40,221	0	2,316,841
				Total	$(5,784,671)	$67,606,261	$15,870,475	$22,309,026	$686,218,884
Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 5.27%
Empower Bond Index Fund Institutional Class	317,274	$2,310,151	$1,392,827	$1,095,192	$9,056	$19,242	$120,739	$-	$2,627,028
Empower Core Bond Fund Institutional Class	186,170	1,132,629	785,295	366,551	(4)	32,935	55,020	-	1,584,308
Empower Global Bond Fund Institutional Class	129,899	1,020,291	552,368	567,981	24,400	15,032	28,417	-	1,019,710
Empower High Yield Bond Fund Institutional Class	77,657	656,556	408,905	247,933	29,244	974	28,931	-	818,502
Empower Multi-Sector Bond Fund Institutional Class	182,781	921,748	825,908	235,905	6,876	1,677	84,839	-	1,513,428
Empower Short Duration Bond Fund Institutional Class	15,104	128,058	77,307	59,328	1,760	(432)	5,567	-	145,605
					71,332	69,428	323,513	0	7,708,581
EQUITY MUTUAL FUNDS 88.23%
Empower Emerging Markets Equity Fund Institutional Class	547,344	5,193,018	2,823,360	2,281,638	582,474	910,011	81,156	-	6,644,751
Empower International Growth Fund Institutional Class	915,132	5,428,756	4,754,023	1,289,209	264,991	(218,123)	69,225	581,034	8,675,447
Empower International Index Fund Institutional Class	1,413,850	11,623,823	8,201,495	3,652,477	855,684	2,193,070	547,619	237,699	18,365,911
Empower International Value Fund Institutional Class	950,624	6,200,686	4,790,829	2,317,830	506,608	1,127,248	276,471	600,459	9,800,933
Empower Large Cap Growth Fund Institutional Class	660,822	6,229,400	4,430,416	1,921,213	783,421	(669,962)	5,374	788,492	8,068,641

Annual Report - December 31, 2025

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower Large Cap Value Fund Institutional Class	1,266,211	$6,840,290	$4,582,239	$3,107,110	$(65,399)	$408,777	$179,475	$666,447	$8,724,196
Empower Mid Cap Value Fund Institutional Class	994,634	2,933,470	6,551,089	1,018,650	110,466	(140,820)	431,955	203,997	8,325,089
Empower Real Estate Index Fund Institutional Class	612,186	903,324	4,794,208	581,073	35,837	(59,804)	137,197	30,311	5,056,655
Empower S&P 500® Index Fund Institutional Class	3,706,353	13,078,744	28,119,806	5,083,966	1,045,857	3,098,633	961,463	155,325	39,213,217
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	5,614,299	706,658	6,327,410	(73,183)	6,453	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	5,148,871	651,264	5,819,513	(239,799)	19,378	-	-	-
Empower Small Cap Growth Fund Institutional Class	231,945	482,919	2,384,714	357,193	28,896	119,814	4,803	106,294	2,630,254
Empower Small Cap Value Fund Institutional Class	855,336	2,754,940	3,884,394	894,321	(14,246)	79,825	73,646	150,522	5,824,838
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,595,709	2,677,134	6,695,642	1,238,184	(195,625)	(411,360)	-	883,038	7,723,232
					3,625,982	6,463,140	2,768,384	4,403,618	129,053,164
FIXED INTEREST CONTRACT 0.23%
Empower of America Contract	334,573	309,843	172,586	153,241	-	-	5,385	-	334,573
					0	0	5,385	0	334,573
				Total	$3,697,314	$6,532,568	$3,097,282	$4,403,618	$137,096,318
Empower Lifetime 2065 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 1/10/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 4.75%
Empower Bond Index Fund Institutional Class	274	$-	$2,569	$242	$8	$(57)	$104	$-	$2,270
Empower Core Bond Fund Institutional Class	160	-	1,439	65	2	(15)	47	-	1,359
Empower Global Bond Fund Institutional Class	112	-	1,038	160	7	(3)	23	-	875
Empower High Yield Bond Fund Institutional Class	67	-	769	53	1	(5)	25	-	711
Empower Multi-Sector Bond Fund Institutional Class	158	-	1,361	14	-	(42)	72	-	1,305
Empower Short Duration Bond Fund Institutional Class	13	-	142	14	-	(3)	5	-	125
					18	(125)	276	0	6,645
EQUITY MUTUAL FUNDS 88.69%
Empower Emerging Markets Equity Fund Institutional Class	526	-	6,481	628	73	530	77	-	6,383
Empower International Growth Fund Institutional Class	876	-	8,736	103	6	(328)	67	533	8,305

Annual Report - December 31, 2025

Empower Lifetime 2065 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 1/10/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
Empower International Index Fund Institutional Class	1,364	$-	$17,703	$542	$79	$559	$524	$230	$17,720
Empower International Value Fund Institutional Class	911	-	9,804	389	79	(23)	264	564	9,392
Empower Large Cap Growth Fund Institutional Class	635	-	8,474	369	21	(348)	5	677	7,757
Empower Large Cap Value Fund Institutional Class	1,216	-	9,131	350	19	(402)	167	609	8,379
Empower Mid Cap Value Fund Institutional Class	963	-	8,386	8	-	(322)	338	165	8,056
Empower Real Estate Index Fund Institutional Class	589	-	4,982	4	-	(113)	131	17	4,865
Empower S&P 500® Index Fund Institutional Class	3,555	-	37,080	288	43	819	924	114	37,611
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	-	1,776	1,776	(24)	-	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	-	1,746	1,746	(49)	-	-	-	-
Empower Small Cap Growth Fund Institutional Class	223	-	2,562	19	1	(20)	2	90	2,523
Empower Small Cap Value Fund Institutional Class	822	-	5,768	11	-	(160)	71	110	5,597
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,531	-	8,104	7	-	(687)	-	735	7,410
					248	(495)	2,570	3,844	123,998
FIXED INTEREST CONTRACT 0.21%
Empower of America Contract	291	-	322	33	-	-	2	-	291
					0	0	2	0	291
				Total	$266	$(620)	$2,848	$3,844	$130,934
(a)Fund commenced operations on January 10, 2025.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$143,710,578	$178,315,682
Empower Lifetime 2020 Fund	206,372,922	138,003,353
Empower Lifetime 2025 Fund	699,384,701	510,892,272
Empower Lifetime 2030 Fund	665,234,622	253,668,654
Empower Lifetime 2035 Fund	832,171,541	623,344,333
Empower Lifetime 2040 Fund	480,798,466	226,312,806
Empower Lifetime 2045 Fund	625,630,833	476,980,298
Empower Lifetime 2050 Fund	302,779,109	166,958,010
Empower Lifetime 2055 Fund	332,734,158	281,811,126
Empower Lifetime 2060 Fund	92,180,350	48,995,078
Empower Lifetime 2065 Fund	148,344	8,836

Annual Report - December 31, 2025

4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund, Empower Lifetime 2060 Fund, and Empower Lifetime 2065 Fund (collectively, the “Funds”), eleven of the funds comprising Empower Funds, Inc., as of December 31, 2025; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (excluding Empower Lifetime 2065 Fund); the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from January 10, 2025 (commencement of operations) through December 31, 2025, for Empower Lifetime 2065 Fund; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Empower Lifetime 2065 Fund) as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Empower Lifetime 2065 Fund as of December 31, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period from January 10, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Lifetime 2015 Fund	$111,078	$1,151,627
Empower Lifetime 2020 Fund	146,423	1,516,525
Empower Lifetime 2025 Fund	505,504	5,333,814
Empower Lifetime 2030 Fund	528,868	5,463,098
Empower Lifetime 2035 Fund	1,005,557	10,372,742
Empower Lifetime 2040 Fund	573,039	5,903,929
Empower Lifetime 2045 Fund	989,702	10,182,867
Empower Lifetime 2050 Fund	406,138	4,266,921
Empower Lifetime 2055 Fund	589,970	6,054,113
Empower Lifetime 2060 Fund	123,175	1,262,797
Empower Lifetime 2065 Fund	119	1,215
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Lifetime 2015 Fund	18%
Empower Lifetime 2020 Fund	19%
Empower Lifetime 2025 Fund	22%
Empower Lifetime 2030 Fund	26%
Empower Lifetime 2035 Fund	33%
Empower Lifetime 2040 Fund	40%
Empower Lifetime 2045 Fund	44%
Empower Lifetime 2050 Fund	47%
Empower Lifetime 2055 Fund	48%
Empower Lifetime 2060 Fund	47%
Empower Lifetime 2065 Fund	39%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026